UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2017 (Unaudited)

Common Stocks - 97.0%	Shares	Value ($)
Australia - 7.3%
AGL Energy	25,883	443,629
Alumina	90,532	133,199
Amcor	44,672	484,472
AMP	119,496	453,127
APA Group	42,129	269,023
Aristocrat Leisure	20,645	239,241
ASX	7,396	279,838
Aurizon Holdings	78,515	298,323
AusNet Services	72,030	86,311
Australia & New Zealand Banking Group	113,858	2,529,180
Bank of Queensland	13,891	126,103
Bendigo & Adelaide Bank	17,767	169,104
BHP Billiton	124,913	2,523,705
Boral	44,755	197,543
Brambles	61,558	485,995
Caltex Australia	9,810	212,781
Challenger	21,257	177,656
CIMIC Group	4,044	105,197
Coca-Cola Amatil	22,091	163,349
Cochlear	2,328	220,994
Commonwealth Bank of Australia	66,743	4,133,443
Computershare	17,242	168,553
Crown Resorts	13,339	115,325
CSL	17,730	1,510,029
Dexus Property Group	36,942	251,590
Domino's Pizza Enterprises	2,506	112,987
DUET Group	98,706	209,603
Flight Centre Travel Group	2,140	48,592
Fortescue Metals Group	62,149	313,910
Goodman Group	71,675	376,158
GPT Group	67,960	241,210
Harvey Norman Holdings	21,349	80,955
Healthscope	74,351	123,489
Incitec Pivot	62,463	182,381
Insurance Australia Group	93,607	409,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Australia - 7.3% (continued)
James Hardie Industries-CDI	17,025		267,014
LendLease Group	21,737		232,278
Macquarie Group	11,907		763,958
Medibank Private	103,571		212,080
Mirvac Group	150,475		231,663
National Australia Bank	103,325		2,376,701
Newcrest Mining	29,519		481,995
Oil Search	52,372		272,868
Orica	13,969		198,638
Origin Energy	67,006		360,294
Qantas Airways	18,369		47,505
QBE Insurance Group	52,891		501,405
Ramsay Health Care	5,670		287,248
REA Group	2,402		95,747
Rio Tinto	16,491		833,949
Santos	66,653		202,198
Scentre Group	207,070		690,982
SEEK	13,743		150,503
Sonic Healthcare	15,068		237,921
South32	205,222		428,010
Stockland	92,077		303,765
Suncorp Group	49,631		490,449
Sydney Airport	46,218		205,052
Tabcorp Holdings	30,122		108,283
Tatts Group	59,893		197,134
Telstra	165,759		628,556
TPG Telecom	14,383		70,575
Transurban Group	79,306		613,484
Treasury Wine Estates	30,068		265,205
Vicinity Centres	137,818		298,930
Vocus Communications	20,174		61,812
Wesfarmers	43,750		1,335,822
Westfield	76,606		510,680
Westpac Banking	130,183		3,130,742
Woodside Petroleum	29,486		705,748
Woolworths	49,721		927,624
			36,603,433
Austria - .2%
ANDRITZ	2,688		144,984
Erste Group Bank	11,556	[a]	351,040

Common Stocks - 97.0% (continued)	Shares		Value ($)
Austria - .2% (continued)
OMV	6,042		211,097
Raiffeisen Bank International	4,550	[a]	100,936
Voestalpine	4,531		191,737
			999,794
Belgium - 1.1%
Ageas	7,979		340,917
Anheuser-Busch InBev	29,644		3,076,883
Colruyt	2,524		123,373
Groupe Bruxelles Lambert	3,239		275,491
KBC Group	9,748		631,592
Proximus	6,406		183,705
Solvay	2,982		348,788
Telenet Group Holding	2,038	[a]	109,166
UCB	4,848		333,475
Umicore	3,912		218,753
			5,642,143
China - .0%
Yangzijiang Shipbuilding Holdings	91,000		51,978
Denmark - 1.6%
AP Moller - Maersk, Cl. A	154		245,472
AP Moller - Maersk, Cl. B	254		423,674
Carlsberg, Cl. B	4,315		389,628
Charles Hansen Holding	3,756		229,009
Coloplast, Cl. B	4,552		325,650
Danske Bank	26,726		889,645
DONG Energy	3,443	[b]	130,304
DSV	7,279		353,359
Genmab	2,190	[a]	422,202
ISS	6,285		223,264
Novo Nordisk, Cl. B	74,368		2,670,941
Novozymes, Cl. B	8,818		343,455
Pandora	4,315		564,709
TDC	33,595	[a]	176,791
Tryg	3,988		76,131
Vestas Wind Systems	8,546		597,486
William Demant Holding	4,877	[a]	91,190
			8,152,910
Finland - .9%
Elisa	5,299		178,645
Fortum	17,169		274,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Finland - .9% (continued)
Kone, Cl. B	13,113		593,118
Metso	4,118		126,516
Neste	5,198		181,020
Nokia	226,964		1,016,787
Nokian Renkaat	4,816		180,506
Orion, Cl. B	3,809		177,302
Sampo, Cl. A	17,380		804,882
Stora Enso, Cl. R	20,713		235,225
UPM-Kymmene	20,587		466,699
Wartsila	5,621		281,854
			4,516,672
France - 9.5%
Accor	6,512		263,650
Aeroports de Paris	1,220		135,256
Air Liquide	15,120		1,632,212
Airbus Group	22,532		1,526,538
Alstom	5,912	[a]	167,528
Altice, Cl. A	14,286	[a]	312,754
Altice, Cl. B	3,963	[a]	87,187
Arkema	2,602		256,731
Atos	3,432		364,892
AXA	75,443		1,850,343
BNP Paribas	41,227		2,633,793
Bollore	38,356		153,159
Bouygues	7,966		289,411
Bureau Veritas	10,058		196,741
Capgemini	6,359		517,383
Carrefour	22,089		540,213
Casino Guichard Perrachon	2,041		109,943
Christian Dior	2,114		453,562
Cie de St-Gobain	19,440		954,844
Cie Generale des Etablissements Michelin	7,095		761,161
CNP Assurances	6,982		131,033
Credit Agricole	43,573		576,912
Danone	22,960		1,437,308
Dassault Aviation	93		107,156
Dassault Systemes	5,236		405,156
Edenred	8,572		186,597
Eiffage	2,339		168,112
Electricite de France	10,350		101,897

Common Stocks - 97.0% (continued)	Shares		Value ($)
France - 9.5% (continued)
Engie	60,632		724,233
Essilor International	8,065		943,753
Eurazeo	1,413		86,914
Eutelsat Communications	6,845		116,565
Fonciere Des Regions	1,331		110,707
Gecina	1,569		202,064
Groupe Eurotunnel	19,532		181,478
Hermes International	1,071		465,293
ICADE	1,543		109,135
Iliad	1,009		215,611
Imerys	1,513		121,370
Ingenico Group	2,063		173,841
JCDecaux	3,359		107,295
Kering	2,943		699,572
Klepierre	8,469		321,353
Lagardere	4,384		109,843
Legrand	10,384		602,852
L'Oreal	9,797		1,780,455
LVMH Moet Hennessy Louis Vuitton	10,863		2,188,196
Natixis	36,653		217,026
Orange	77,570		1,199,536
Pernod Ricard	8,252		965,190
Peugeot	19,489	[a]	361,862
Publicis Groupe	7,459		511,787
Remy Cointreau	990		89,868
Renault	7,481		673,359
Rexel	12,502		217,353
Safran	12,154		822,643
Sanofi	45,152		3,630,779
Schneider Electric	21,866		1,563,088
SCOR	6,634		224,547
SEB	924		116,254
SFR Group	3,286	[a]	95,279
Societe BIC	1,212		158,377
Societe Generale	29,845		1,458,019
Sodexo	3,593		396,981
Suez	12,933		195,876
Thales	4,298		402,634
Total	88,968		4,481,294
Unibail-Rodamco	3,862		887,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
France - 9.5% (continued)
Valeo	9,268		565,475
Veolia Environnement	19,068		324,095
Vinci	19,688		1,379,340
Vivendi	40,062		732,607
Wendel	1,046		123,643
Zodiac Aerospace	8,581		260,297
			47,637,010
Germany - 8.5%
adidas	7,321		1,151,081
Allianz	17,785		3,010,404
Axel Springer	1,985		104,398
BASF	35,746		3,438,963
Bayer	32,183		3,554,079
Bayerische Motoren Werke	12,870		1,169,394
Beiersdorf	4,077		360,630
Brenntag	5,938		344,479
Commerzbank	40,820		353,096
Continental	4,274		833,715
Covestro	2,894	[b]	217,093
Daimler	37,467		2,804,919
Deutsche Bank	53,693	[a]	1,065,919
Deutsche Boerse	7,517	[a]	691,692
Deutsche Lufthansa	8,798		117,152
Deutsche Post	37,727		1,260,689
Deutsche Telekom	127,362		2,221,806
Deutsche Wohnen-BR	12,969		421,963
E.ON	77,792		596,488
Evonik Industries	7,030		227,516
Fraport Frankfurt Airport Services Worldwide	1,702		101,530
Fresenius & Co.	15,933		1,254,379
Fresenius Medical Care & Co.	8,357		679,223
GEA Group	7,014		289,540
Hannover Rueck	2,339		256,663
HeidelbergCement	5,796		557,732
Henkel & Co.	4,042		425,166
HOCHTIEF	849		120,474
HUGO BOSS	2,589		165,734
Infineon Technologies	44,105		808,921
Innogy	5,409	[b]	185,010
K+S	7,153		180,997

Common Stocks - 97.0% (continued)	Shares		Value ($)
Germany - 8.5% (continued)
LANXESS	3,463		251,029
Linde	7,223		1,173,099
MAN	1,351		139,935
Merck	4,996		548,220
METRO	6,781		231,389
Muenchener Rueckversicherungs	6,263		1,175,052
OSRAM Licht	3,716		215,134
ProSiebenSat.1 Media	8,936		378,913
RWE	19,920	[a]	263,528
SAP	38,249		3,494,373
Siemens	29,775		3,736,540
Symrise	4,731		284,212
Telefonica Deutschland Holding	30,497		127,078
thyssenkrupp	14,290		360,200
TUI	19,794		289,349
United Internet	4,677		195,365
Volkswagen	1,388		221,232
Vonovia	18,118		592,035
Zalando	3,469	[a,b]	136,704
			42,784,232
Hong Kong - 3.2%
AIA Group	468,200		2,914,596
ASM Pacific Technology	8,500		103,526
Bank of East Asia	49,550		212,342
BOC Hong Kong Holdings	142,500		573,019
Cathay Pacific Airways	52,000		70,639
Cheung Kong Infrastructure Holdings	25,000		201,543
Cheung Kong Property Holdings	104,475		692,110
CK Hutchison Holdings	104,975		1,264,343
CLP Holdings	63,788		623,583
First Pacific	84,250		64,065
Galaxy Entertainment Group	90,277		432,251
Hang Lung Group	36,000		138,499
Hang Lung Properties	84,000		207,865
Hang Seng Bank	29,500		604,151
Henderson Land Development	41,999		233,030
HK Electric Investments	106,500	[b]	88,946
HKT Trust	110,660		154,889
Hong Kong & China Gas	295,582		558,485
Hong Kong Exchanges & Clearing	44,800		1,089,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Hong Kong - 3.2% (continued)
Hongkong Land Holdings	45,500		307,125
Hysan Development	22,000		100,659
Jardine Matheson Holdings	9,646		595,351
Kerry Properties	21,500		61,101
Li & Fung	205,200		89,391
Link REIT	86,500		592,542
Melco Crown Entertainment, ADR	8,076		136,000
MTR	59,500		303,677
New World Development	213,048		247,127
NWS Holdings	63,301		114,056
PCCW	167,000		101,592
Power Assets Holdings	53,500		514,045
Shangri-La Asia	49,000		54,628
Sino Land	127,730		212,365
SJM Holdings	78,530		62,752
Sun Hung Kai Properties	55,699		770,995
Swire Pacific, Cl. A	20,500		209,124
Swire Properties	48,800		137,741
Techtronic Industries	51,865		179,815
WH Group	305,500	[b]	233,095
Wharf Holdings	52,311		394,748
Wheelock & Co.	34,000		207,491
Yue Yuen Industrial Holdings	26,300		96,266
			15,949,125
Ireland - .5%
Bank of Ireland	1,095,574	[a]	293,304
CRH	32,232		1,121,953
DCC	3,616		290,905
Kerry Group, Cl. A	6,099		427,084
Paddy Power Betfair	3,041		317,773
Ryanair Holdings	3,900	[a]	60,309
			2,511,328
Israel - .7%
Azrieli Group	1,603		73,143
Bank Hapoalim	40,631		245,216
Bank Leumi Le-Israel	54,515	[a]	225,172
Bezeq The Israeli Telecommunication Corporation	79,342		138,497
Check Point Software Technologies	4,987	[a]	492,566
Elbit Systems	962		105,782
Frutarom Industries	1,569		82,788

Common Stocks - 97.0% (continued)	Shares		Value ($)
Israel - .7% (continued)
Israel Chemicals	17,611		80,824
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		95,685
Mobileye	6,686	[a]	287,231
NICE	2,452		171,400
Taro Pharmaceutical Industries	636	[a]	66,456
Teva Pharmaceutical Industries, ADR	35,463		1,185,528
			3,250,290
Italy - 2.0%
Assicurazioni Generali	45,471		723,531
Atlantia	16,039		364,464
CNH Industrial	39,243		347,377
Enel	296,181		1,235,433
Eni	98,858		1,516,459
Ferrari	4,926		306,828
Fiat Chrysler Automobiles	35,962	[a]	392,094
Intesa Sanpaolo	493,026		1,154,927
Intesa Sanpaolo-RSP	38,108		83,921
Leonardo	15,339	[a]	197,378
Luxottica Group	6,569		352,365
Mediobanca	21,407		183,832
Poste Italiane	21,336	[b]	133,933
Prysmian	7,304		189,706
Saipem	250,930	[a]	127,991
Snam	94,945		360,778
STMicroelectronics	26,057		343,029
Telecom Italia	388,501	[a]	333,414
Telecom Italia-RSP	232,484	[a]	166,015
Tenaris	18,307		319,560
Terna Rete Elettrica Nazionale	57,299		251,006
UniCredit	20,416		554,506
UnipolSai	48,164		100,139
			9,738,686
Japan - 23.7%
ABC-Mart	1,500		87,149
Acom	15,500	[a]	66,854
Aeon	26,300		379,907
AEON Financial Service	3,860		69,125
AEON Mall	4,480		65,032
Air Water	5,500		101,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Aisin Seiki	7,300		334,257
Ajinomoto	20,900		412,502
Alfresa Holdings	7,600		124,861
Alps Electric	7,000		186,919
Amada Holdings	13,900		163,609
ANA Holdings	43,000		127,770
Aozora Bank	47,959		174,999
Asahi Glass	38,800		288,655
Asahi Group Holdings	15,000		527,411
Asahi Kasei	48,900		456,908
Asics	5,900		115,011
Astellas Pharma	83,695		1,121,888
Bandai Namco Holdings	7,550		207,958
Bank of Kyoto	12,000		94,057
Benesse Holdings	2,300		66,916
Bridgestone	25,300		928,331
Brother Industries	9,400		173,830
CALBEE	3,500		113,918
Canon	41,417		1,226,994
Casio Computer	9,300		128,821
Central Japan Railway	5,600		906,138
Chiba Bank	29,000		190,320
Chubu Electric Power	24,800		330,125
Chugai Pharmaceutical	9,128		266,782
Chugoku Bank	7,200		106,109
Chugoku Electric Power	10,400		116,978
Concordia Financial Group	44,100		233,643
Credit Saison	6,200		113,226
CYBERDYNE	4,200	[a]	59,182
Dai Nippon Printing	19,800		201,490
Daicel	11,800		130,844
Dai-ichi Life Holdings	41,900		765,192
Daiichi Sankyo	23,383		522,809
Daikin Industries	9,100		904,681
Daito Trust Construction	2,700		377,584
Daiwa House Industry	22,000		597,006
Daiwa House REIT Investment	50		125,941
Daiwa Securities Group	64,000		410,097
DeNA	4,300		96,313
Denso	18,500		803,016

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Dentsu	8,800		406,837
Don Quijote Holdings	5,000		181,339
East Japan Railway	12,900		1,168,780
Eisai	9,800		539,430
Electric Power Development	6,080		141,244
FamilyMart UNY Holdings	3,117		197,659
FANUC	7,529		1,477,994
Fast Retailing	2,058		648,513
Fuji Electric	23,000		136,277
Fuji Heavy Industries	23,900		960,995
FUJIFILM Holdings	17,000		658,710
Fujitsu	71,800		418,807
Fukuoka Financial Group	33,000		146,134
Hachijuni Bank	16,500		97,471
Hakuhodo DY Holdings	7,600		93,561
Hamamatsu Photonics	5,500		159,043
Hankyu Hanshin Holdings	9,800		332,424
Hikari Tsushin	900		82,340
Hino Motors	9,600		101,603
Hirose Electric	1,165		151,880
Hiroshima Bank	20,000		93,703
Hisamitsu Pharmaceutical	2,400		124,559
Hitachi	187,900		1,077,708
Hitachi Chemical	4,000		113,719
Hitachi Construction Machinery	3,800		87,604
Hitachi High-Technologies	2,700		115,858
Hitachi Metals	7,900		109,569
Hokuriku Electric Power	7,700		77,539
Honda Motor	63,359		1,900,602
Hoshizaki	1,900		154,982
Hoya	15,400		671,321
Hulic	11,200		109,312
Idemitsu Kosan	3,600		111,434
IHI	60,000	[a]	162,076
Iida Group Holdings	5,800		108,644
INPEX	38,700		380,625
Isetan Mitsukoshi Holdings	12,420		145,639
Isuzu Motors	22,800		307,339
ITOCHU	58,200		802,048
J Front Retailing	8,900		128,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Japan Airlines	5,200		165,888
Japan Airport Terminal	1,800		64,565
Japan Exchange Group	20,800		310,407
Japan Post Bank	15,500		188,757
Japan Post Holdings	17,900		225,117
Japan Prime Realty Investment	35		140,422
Japan Real Estate Investment	53		301,355
Japan Retail Fund Investment	100		213,976
Japan Tobacco	42,700		1,376,565
JFE Holdings	19,960		350,374
JGC	7,600		132,130
JSR	7,000		120,273
JTEKT	8,200		135,081
JX Holdings	81,576		384,797
Kajima	33,800		235,591
Kakaku.com	5,100		92,325
Kamigumi	9,400		91,411
Kaneka	12,000		103,516
Kansai Electric Power	28,099	[a]	299,754
Kansai Paint	9,100		176,826
Kao	19,600		969,151
Kawasaki Heavy Industries	59,000		185,502
KDDI	71,263		1,912,381
Keihan Holdings	21,000		140,050
Keikyu	18,000		211,230
Keio	22,000		180,817
Keisei Electric Railway	5,000		118,236
Keyence	3,770		1,464,794
Kikkoman	6,000		188,912
Kintetsu Group Holdings	73,354		281,956
Kirin Holdings	31,900		522,108
Kobe Steel	13,300	[a]	129,690
Koito Manufacturing	4,500		238,331
Komatsu	35,900		856,564
Konami Holdings	3,900		156,124
Konica Minolta	16,900		175,421
Kose	1,300		110,531
Kubota	41,200		656,806
Kuraray	13,300		211,085
Kurita Water Industries	3,600		85,449

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Kyocera	12,500		651,404
Kyowa Hakko Kirin	10,705		144,206
Kyushu Electric Power	15,900	[a]	177,152
Kyushu Financial Group	12,400		85,661
Lawson	2,700		197,042
LINE	1,800		57,789
Lion	10,000		173,678
LIXIL Group	10,824		253,081
M3	8,100		217,368
Mabuchi Motor	1,900		97,768
Makita	4,300		298,955
Marubeni	66,400		404,363
Marui Group	7,600		108,773
Maruichi Steel Tube	2,000		67,133
Mazda Motor	21,800		322,048
McDonald's Holdings Co. Japan	3,000		78,886
Mebuki Financial Group	34,630		133,416
Medipal Holdings	6,100		98,812
MEIJI Holdings	4,642		359,322
Minebea	12,400		123,550
Miraca Holdings	2,200		100,540
MISUMI Group	10,738		200,666
Mitsubishi	58,698		1,325,397
Mitsubishi Chemical Holdings	51,880		362,852
Mitsubishi Electric	75,100		1,145,024
Mitsubishi Estate	49,000		938,469
Mitsubishi Gas Chemical	6,600		126,786
Mitsubishi Heavy Industries	124,700		562,039
Mitsubishi Logistics	4,000		56,895
Mitsubishi Materials	4,600		157,054
Mitsubishi Motors	28,600		155,272
Mitsubishi Tanabe Pharma	9,500		190,067
Mitsubishi UFJ Financial Group	496,090		3,211,338
Mitsubishi UFJ Lease & Finance	18,700		99,868
Mitsui & Co.	66,400		974,153
Mitsui Chemicals	38,000		179,045
Mitsui Fudosan	34,286		794,521
Mitsui OSK Lines	42,000		133,912
Mixi	1,600		69,365
Mizuho Financial Group	937,600		1,746,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares	Value ($)
Japan - 23.7% (continued)
MS&AD Insurance Group Holdings	19,657	660,688
Murata Manufacturing	7,400	999,796
Nabtesco	4,700	122,672
Nagoya Railroad	34,000	167,425
NEC	104,800	242,253
NEXON	6,700	102,182
NGK Insulators	10,000	196,617
NGK Spark Plug	6,626	149,292
NH Foods	7,000	190,639
Nidec	9,300	873,908
Nikon	13,460	217,558
Nintendo	4,425	906,084
Nippon Building Fund	56	321,389
Nippon Electric Glass	17,085	98,506
Nippon Express	35,000	185,679
Nippon Paint Holdings	6,100	178,284
Nippon Prologis REIT	59	123,319
Nippon Steel & Sumitomo Metal	31,361	760,069
Nippon Telegraph & Telephone	26,900	1,186,211
Nippon Yusen	58,800	124,984
Nissan Chemical Industries	5,000	178,682
Nissan Motor	93,700	928,618
Nisshin Seifun Group	8,138	123,753
Nissin Foods Holdings	2,100	110,849
Nitori Holdings	3,100	346,488
Nitto Denko	6,400	506,910
NOK	3,600	73,078
Nomura Holdings	141,200	879,764
Nomura Real Estate Holdings	5,600	96,466
Nomura Real Estate Master Fund	158	246,145
Nomura Research Institute	4,983	170,351
NSK	17,800	216,608
NTT Data	4,900	247,365
NTT DOCOMO	53,800	1,289,609
Obayashi	24,800	236,337
Obic	2,600	124,807
Odakyu Electric Railway	11,600	229,822
Oji Holdings	30,000	132,849
Olympus	11,200	386,361
Omron	7,300	299,668

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Ono Pharmaceutical	15,800		322,759
Oracle Japan	1,600		89,558
Oriental Land	8,500		465,765
ORIX	51,500		778,589
Osaka Gas	77,000		288,264
OTSUKA	1,900		97,768
Otsuka Holdings	15,200		699,892
Panasonic	85,895		896,530
Park24	3,800		104,836
Pola Orbis Holdings	1,000		94,943
Rakuten	36,100		360,488
Recruit Holdings	14,300		626,282
Resona Holdings	85,100		462,167
Ricoh	25,500		227,876
Rinnai	1,200		102,028
Rohm	3,300		211,602
Ryohin Keikaku	1,000		187,317
Sankyo	1,500		50,151
Santen Pharmaceutical	14,600		183,098
SBI Holdings	8,830		122,311
Secom	8,200		593,049
Sega Sammy Holdings	7,484		117,718
Seibu Holdings	6,200		104,605
Seiko Epson	10,600		218,834
Sekisui Chemical	15,600		254,773
Sekisui House	24,500		396,761
Seven & i Holdings	29,260		1,168,482
Seven Bank	26,000		74,608
Sharp	66,000	[a]	177,699
Shimadzu	9,000		152,165
Shimamura	800		104,791
Shimano	2,900		457,435
Shimizu	22,000		202,444
Shin-Etsu Chemical	15,100		1,303,513
Shinsei Bank	65,000		112,258
Shionogi & Co.	11,600		557,347
Shiseido	14,600		408,350
Shizuoka Bank	19,400		169,241
Showa Shell Sekiyu	8,500		83,336
SMC	2,200		602,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
SoftBank Group	37,400		2,882,095
Sohgo Security Services	2,600		97,750
Sompo Holdings	13,670		496,144
Sony	49,080		1,487,918
Sony Financial Holdings	7,000		117,979
Stanley Electric	5,600		157,967
Start Today	7,200		135,379
Sumitomo	46,200		579,392
Sumitomo Chemical	64,000		341,794
Sumitomo Dainippon Pharma	6,900		116,355
Sumitomo Electric Industries	29,100		424,606
Sumitomo Heavy Industries	21,000		144,699
Sumitomo Metal Mining	19,000		257,798
Sumitomo Mitsui Financial Group	52,200		2,057,765
Sumitomo Mitsui Trust Holdings	12,864		482,158
Sumitomo Realty & Development Co.	14,000		379,913
Sumitomo Rubber Industries	6,200		96,918
Sundrug	1,500		103,357
Suntory Beverage & Food	5,300		225,077
Suruga Bank	7,200		164,520
Suzuken	3,212		106,109
Suzuki Motor	13,400		518,507
Sysmex	6,400		383,172
T&D Holdings	22,100		329,513
Taiheiyo Cement	45,000		157,426
Taisei	42,000		298,326
Taisho Pharmaceutical Holdings	1,500		126,472
Taiyo Nippon Sanso	6,000		70,995
Takashimaya	12,000		103,410
Takeda Pharmaceutical	27,600		1,154,746
TDK	4,700		338,420
Teijin	6,900		145,810
Terumo	13,300		491,197
THK	4,300		106,291
Tobu Railway	36,000		182,694
Toho	4,700		135,493
Toho Gas	16,000		119,458
Tohoku Electric Power	17,000		207,174
Tokio Marine Holdings	26,500		1,110,367
Tokyo Electric Power	55,172	[a]	211,580

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 23.7% (continued)
Tokyo Electron	6,100		632,637
Tokyo Gas	75,000		331,990
Tokyo Tatemono	8,500		112,771
Tokyu	40,820		300,429
Tokyu Fudosan Holdings	21,900		128,207
TonenGeneral Sekiyu	11,000		129,475
Toppan Printing	20,000		196,440
Toray Industries	57,000		493,519
Toshiba	157,000	[a]	336,915
TOTO	5,400		217,846
Toyo Seikan Group Holdings	7,100		130,920
Toyo Suisan Kaisha	3,400		121,353
Toyoda Gosei	2,400		57,837
Toyota Industries	6,300		304,650
Toyota Motor	103,955		6,061,817
Toyota Tsusho	8,000		220,352
Trend Micro	4,200		163,112
Tsuruha Holdings	1,500		140,820
Unicharm	15,600		350,934
United Urban Investment	116		185,029
USS	8,000		140,360
West Japan Railway	6,300		410,663
Yahoo! Japan	55,100		231,312
Yakult Honsha	3,700		190,063
Yamada Denki	23,100		127,254
Yamaguchi Financial Group	7,000		76,441
Yamaha	6,300		192,498
Yamaha Motor	11,200		233,503
Yamato Holdings	14,000		282,641
Yamazaki Baking	4,700		94,491
Yaskawa Electric	9,700		175,341
Yokogawa Electric	9,500		151,953
Yokohama Rubber	4,500		79,271
			118,684,937
Luxembourg - .1%
Eurofins Scientific	427		191,294
RTL Group	1,680		128,281
SES	14,758		286,923
			606,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Macau - .1%
MGM China Holdings	40,000		78,052
Sands China	93,413		415,362
Wynn Macau	56,000		102,922
			596,336
Mexico - .0%
Fresnillo	9,224		168,604
Netherlands - 3.1%
ABN AMRO Group	10,922	[b]	256,440
Aegon	73,580		398,103
AerCap Holdings	6,102	[a]	270,136
Akzo Nobel	9,614		651,658
ASML Holding	14,313		1,736,688
Boskalis Westminster	3,665		135,526
EXOR	4,080		185,689
Gemalto	3,085		179,036
Heineken	8,934		667,675
Heineken Holding	3,912		274,412
ING Groep	150,807		2,157,060
Koninklijke Ahold Delhaize	49,830		1,059,429
Koninklijke DSM	6,987		445,008
Koninklijke KPN	131,388		377,846
Koninklijke Philips	36,844		1,079,249
Koninklijke Vopak	2,912		124,845
NN Group	12,135		428,756
NXP Semiconductors	11,420	[a]	1,117,447
QIAGEN	8,524	[a]	244,898
Randstad Holding	4,812		279,468
RELX	38,687		652,544
Unilever	63,360		2,557,724
Wolters Kluwer	11,582		442,038
			15,721,675
New Zealand - .2%
Auckland International Airport	36,928		185,324
Contact Energy	31,118		108,906
Fletcher Building	27,941		215,254
Mercury NZ	29,098		65,542
Meridian Energy	52,186		100,700
Ryman Healthcare	16,781		107,240
Spark New Zealand	68,085		175,339
			958,305

Common Stocks - 97.0% (continued)	Shares		Value ($)
Norway - .7%
DNB	37,973		633,493
Gjensidige Forsikring	8,353		143,706
Marine Harvest	15,623	[a]	276,166
Norsk Hydro	51,169		291,515
Orkla	33,180		309,351
Schibsted, Cl. A	3,036		80,280
Schibsted, Cl. B	3,578		89,146
Statoil	43,530		809,586
Telenor	29,146		461,499
Yara International	7,257		305,834
			3,400,576
Portugal - .1%
Banco Espirito Santo	118,053	[a,c]	13
Energias de Portugal	88,130		255,728
Galp Energia	19,201		282,310
Jeronimo Martins	10,446		176,534
			714,585
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		170,068
CapitaLand	97,100		226,671
CapitaLand Commercial Trust	73,200		79,207
CapitaLand Mall Trust	103,800		142,883
City Developments	17,000		111,335
ComfortDelGro	79,500		135,946
DBS Group Holdings	68,788		925,894
Genting Singapore	251,927		173,391
Global Logistic Properties	102,643		189,358
Golden Agri-Resources	278,440		83,966
Hutchison Port Holdings Trust	214,800		91,290
Jardine Cycle & Carriage	4,113		120,674
Keppel	55,400		242,536
Oversea-Chinese Banking	122,287		814,755
SATS	27,600		103,401
Sembcorp Industries	43,254		96,676
Singapore Airlines	20,233		142,127
Singapore Exchange	29,800		156,892
Singapore Press Holdings	59,175		144,857
Singapore Technologies Engineering	58,600		137,212
Singapore Telecommunications	309,251		849,187
StarHub	26,918		56,726

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Singapore - 1.3% (continued)
Suntec Real Estate Investment Trust	99,000		121,524
United Overseas Bank	50,363		747,574
UOL Group	21,111		95,418
Wilmar International	80,000		220,243
			6,379,811
South Africa - .1%
Mondi	14,634		322,353
Spain - 3.0%
Abertis Infraestructuras	25,003		357,494
ACS Actividades de Construccion y Servicios	7,185		220,898
Aena	2,625	[b]	380,708
Amadeus IT Group	17,091		788,638
Banco Bilbao Vizcaya Argentaria	255,868		1,733,224
Banco de Sabadell	203,010		305,496
Banco Popular Espanol	134,092		138,384
Banco Santander	568,185		3,158,185
Bankia	175,767		184,998
Bankinter	25,718		206,416
CaixaBank	128,221		467,982
Distribuidora Internacional de Alimentacion	22,728		120,050
Enagas	9,056		221,915
Endesa	13,393		275,349
Ferrovial	19,087		345,126
Gas Natural SDG	14,848		285,628
Grifols	11,378		243,441
Iberdrola	210,304		1,324,460
Inditex	42,414		1,398,080
Mapfre	40,366		122,011
Red Electrica	17,696		315,771
Repsol	43,902		647,381
Telefonica	181,094		1,744,766
Zardoya Otis	7,181		60,465
			15,046,866
Sweden - 2.9%
Alfa Laval	11,798		220,123
Assa Abloy, Cl. B	38,983		738,026
Atlas Copco, Cl. A	26,108		836,628
Atlas Copco, Cl. B	15,031		435,786
Boliden	10,466		305,230
Electrolux, Ser. B	9,785		260,088

Common Stocks - 97.0% (continued)	Shares		Value ($)
Sweden - 2.9% (continued)
Ericsson, Cl. B	119,369		704,852
Getinge, Cl. B	8,415		136,031
Hennes & Mauritz, Cl. B	36,865		1,053,635
Hexagon, Cl. B	10,410		411,778
Husqvarna, Cl. B	17,528		146,683
ICA Gruppen	3,218		105,107
Industrivarden, Cl. C	5,947		115,172
Investor, Cl. B	17,714		706,567
Kinnevik, Cl. B	9,274		237,811
L E Lundbergforetagen	1,556		100,151
Lundin Petroleum	7,919	[a]	170,745
Millicom International Cellular, SDR	2,387		118,052
Nordea Bank	117,999		1,425,900
Sandvik	41,374		558,143
Securitas, Cl. B	11,682		185,906
Skandinaviska Enskilda Banken, Cl. A	59,026		662,997
Skanska, Cl. B	12,987		317,730
SKF, Cl. B	15,233		306,502
Svenska Cellulosa, Cl. B	23,653		711,177
Svenska Handelsbanken, Cl. A	59,188		883,716
Swedbank, Cl. A	35,212		890,052
Swedish Match	7,111		231,367
Tele2, Cl. B	14,711		129,752
Telia	100,944		409,334
Volvo, Cl. B	59,967		766,461
			14,281,502
Switzerland - 9.0%
ABB	73,159	[a]	1,732,217
Actelion	3,770	[a]	979,122
Adecco Group	6,260		445,358
Aryzta	3,206	[a]	87,994
Baloise Holding	1,887		242,180
Barry Callebaut	92	[a]	113,425
Cie Financiere Richemont	20,280		1,571,902
Coca-Cola HBC	7,609	[a]	173,447
Credit Suisse Group	77,113	[a]	1,168,131
Dufry	1,787	[a]	254,086
EMS-Chemie Holding	349		179,870
Galenica	165		180,415
Geberit	1,438		612,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Switzerland - 9.0% (continued)
Givaudan	359		645,405
Glencore	475,661	[a]	1,953,423
Julius Baer Group	8,583	[a]	401,069
Kuehne + Nagel International	2,096		285,525
LafargeHolcim	17,666	[a]	944,400
Lindt & Spruengli	4		259,330
Lindt & Spruengli-PC	37		204,901
Lonza Group	2,136	[a]	390,483
Nestle	121,159		8,852,302
Novartis	86,921		6,363,930
Pargesa Holding-BR	1,256		83,327
Partners Group Holding	711		358,356
Roche Holding	27,347		6,439,140
Schindler Holding	876		164,657
Schindler Holding-PC	1,557		295,807
SGS	212		448,188
Sika-BR	83		434,900
Sonova Holding	2,031		267,639
Swatch Group	2,074		144,617
Swatch Group-BR	1,181		417,118
Swiss Life Holding	1,305	[a]	394,447
Swiss Prime Site	2,854	[a]	237,365
Swiss Re	12,586		1,171,412
Swisscom	1,006		442,231
Syngenta	3,599		1,527,543
UBS Group	142,265		2,295,965
Zurich Insurance Group	5,853	[a]	1,676,849
			44,841,139
United Arab Emirates - .0%
Mediclinic International	14,249		140,714
United Kingdom - 17.2%
3i Group	38,886		342,431
Aberdeen Asset Management	39,934		131,672
Admiral Group	7,908		176,682
Anglo American	54,521	[a]	931,420
Antofagasta	16,439		172,681
ArcelorMittal	71,475	[a]	554,686
Ashtead Group	19,221		388,332
Associated British Foods	13,833		415,211
AstraZeneca	49,189		2,595,246

Common Stocks - 97.0% (continued)	Shares		Value ($)
United Kingdom - 17.2% (continued)
Auto Trader Group	36,971	[b]	186,039
Aviva	157,821		946,835
Babcock International Group	10,761		120,889
BAE Systems	123,434		903,732
Barclays	657,684		1,815,662
Barratt Developments	37,809		227,213
Berkeley Group Holdings	5,436		191,478
BHP Billiton	82,066		1,484,066
BP	731,014		4,348,416
British American Tobacco	72,549		4,471,624
British Land	39,207		287,551
BT Group	327,911		1,253,422
Bunzl	13,569		356,589
Burberry Group	16,996		350,649
Capita	24,659		155,261
Carnival	7,298		389,087
Centrica	212,233		598,859
Cobham	62,713		106,979
Coca-Cola European Partners	8,393		289,476
Compass Group	63,819		1,133,618
Croda International	5,464		230,133
Diageo	97,935		2,714,770
Direct Line Insurance Group	51,867		231,634
Dixons Carphone	41,243		163,901
easyJet	5,589		66,794
Experian	37,263		716,749
G4S	60,183		193,213
GKN	65,456		282,769
GlaxoSmithKline	189,676		3,646,009
Hammerson	32,066		220,453
Hargreaves Lansdown	10,863		184,897
Hikma Pharmaceuticals	5,866		134,601
HSBC Holdings	774,342		6,588,984
IMI	11,426		167,600
Imperial Brands	37,273		1,722,489
Inmarsat	16,670		127,503
InterContinental Hotels Group	7,184		332,580
International Consolidated Airlines Group	34,809		208,550
Intertek Group	6,100		260,296
Intu Properties	34,945		118,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United Kingdom - 17.2% (continued)
Investec	26,558		187,598
ITV	138,399		353,784
J Sainsbury	63,395		205,678
Johnson Matthey	7,401		302,684
Kingfisher	86,219		364,655
Land Securities Group	30,307		378,976
Legal & General Group	231,513		684,133
Lloyds Banking Group	2,497,590		2,040,087
London Stock Exchange Group	12,142		484,360
Marks & Spencer Group	62,051		261,893
Meggitt	32,324		169,934
Merlin Entertainments	26,249	[b]	157,545
National Grid	146,333		1,707,780
Next	5,349		257,723
Old Mutual	190,070		496,629
Pearson	32,788		255,322
Persimmon	12,280		297,998
Petrofac	10,050		115,936
Provident Financial	5,537		189,812
Prudential	100,283		1,932,716
Randgold Resources	3,579		304,137
Reckitt Benckiser Group	24,587		2,104,514
RELX	42,388		758,804
Rio Tinto	48,102		2,112,492
Rolls-Royce Holdings	71,384	[a]	599,424
Royal Bank of Scotland Group	142,274	[a]	396,980
Royal Dutch Shell, Cl. A	168,353		4,548,164
Royal Dutch Shell, Cl. B	145,754		4,100,827
Royal Mail	35,349		183,035
RSA Insurance Group	40,705		293,672
Sage Group	43,497		335,430
Schroders	5,140		189,717
Segro	33,856		196,557
Severn Trent	8,891		253,898
Shire	34,999		1,928,245
Sky	40,075		504,649
Smith & Nephew	34,408		512,066
Smiths Group	15,101		285,147
SSE	39,193		734,151
St. James's Place	19,921		268,400

Common Stocks - 97.0% (continued)	Shares		Value ($)
United Kingdom - 17.2% (continued)
Standard Chartered	127,698	[a]	1,243,550
Standard Life	75,620		328,865
Tate & Lyle	19,675		165,957
Taylor Wimpey	132,556		278,649
Tesco	317,837	[a]	778,089
Travis Perkins	9,291		169,828
Unilever	49,901		2,026,084
United Utilities Group	27,251		314,365
Vodafone Group	1,034,967		2,530,423
Weir Group	8,106		204,457
Whitbread	7,016		346,427
William Hill	35,860		116,795
WM Morrison Supermarkets	88,115		261,715
Wolseley	9,799		604,895
Worldpay Group	71,321	[b]	256,515
WPP	49,863		1,156,702
			85,877,425
Total Common Stocks (cost $408,402,701)			485,578,927
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	2,084		156,016
Fuchs Petrolub	2,998		136,866
Henkel & Co.	6,935		843,714
Porsche Automobil Holding	5,885		352,585
Schaeffler	6,779		109,550
Volkswagen	7,214		1,120,629
(cost $1,934,280)			2,719,360
	Number of
Rights - .0%	Rights		Value ($)
Spain - .0%
ACS Actividades de Construccion y Servicios
(cost $3,242)	7,140	[a]	3,206
	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.50%, 3/16/17
(cost $604,638)	605,000	[d]	604,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $10,614,610)	10,614,610 [e]	10,614,610
Total Investments (cost $421,559,471)	99.8%	499,520,797
Cash and Receivables (Net)	.2%	1,230,544
Net Assets	100.0%	500,751,341

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $2,362,332 or .47% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2017, the value of this security amounted to $13 or .0% of net assets.

[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	20.8
Industrials	13.8
Consumer Discretionary	12.1
Consumer Staples	10.8
Health Care	10.3
Materials	8.1
Information Technology	5.4
Energy	5.0
Telecommunication Services	4.4
Real Estate	3.7
Utilities	3.2
Short-Term/Money Market Investments	2.2
99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Futures Long
MSCI EAFE Index	137	11,839,540	March 2017	175,302
Gross Unrealized Appreciation				175,302

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	485,578,914	-	13	485,578,927
Equity Securities - Foreign
Preferred Stocks†	2,719,360	-	-	2,719,360
Registered Investment Company	10,614,610	-	-	10,614,610
Rights†	3,206	-	-	3,206
U.S. Treasury	-	604,694	-	604,694
Other Financial Instruments:
Financial Futures††	175,302	-	-	175,302
Forward Foreign Currency
Exchange Contracts†††	-	145,604	-	145,604

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At January 31, 2017, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2016	13
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 1/31/2017	13
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 1/31/2017	-

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized

NOTES

gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2017, accumulated net unrealized appreciation on investments was $77,961,326, consisting of $120,644,073 gross unrealized appreciation and $42,682,747 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	25,831		1,054,680
Delphi Automotive	35,786		2,507,167
Ford Motor	511,195		6,318,370
General Motors	183,739		6,726,685
Goodyear Tire & Rubber	34,491		1,117,163
Harley-Davidson	23,145		1,320,191
			19,044,256
Banks - 6.5%
Bank of America	1,325,849		30,017,221
BB&T	106,311		4,910,505
Citigroup	373,773		20,867,747
Citizens Financial Group	66,355		2,400,060
Comerica	22,047		1,488,834
Fifth Third Bancorp	100,196		2,615,116
Huntington Bancshares	145,610		1,970,103
JPMorgan Chase & Co.	469,617		39,743,687
KeyCorp	145,262		2,610,358
M&T Bank	20,315		3,302,610
People's United Financial	38,291	[a]	717,956
PNC Financial Services Group	63,630		7,664,870
Regions Financial	163,291		2,353,023
SunTrust Banks	63,902		3,630,912
U.S. Bancorp	209,248		11,016,907
Wells Fargo & Co.	593,120		33,410,450
Zions Bancorporation	25,446		1,073,567
			169,793,926
Capital Goods - 7.3%
3M	78,824		13,780,012
Acuity Brands	5,849		1,212,088
Allegion	13,205		867,172
AMETEK	29,775		1,521,502
Arconic	57,593		1,312,544
Boeing	75,188		12,287,223
Caterpillar	77,269		7,391,553
Cummins	20,356		2,992,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Deere & Co.	38,062		4,074,537
Dover	20,165		1,567,829
Eaton	59,324		4,198,953
Emerson Electric	83,874		4,920,049
Fastenal	38,201		1,897,826
Flowserve	17,198	[a]	845,454
Fluor	17,849		990,620
Fortive	39,930		2,208,528
Fortune Brands Home & Security	20,629		1,137,277
General Dynamics	37,938		6,869,813
General Electric	1,160,941		34,479,948
Honeywell International	99,835		11,812,477
Illinois Tool Works	41,246		5,246,491
Ingersoll-Rand	34,200		2,713,770
Jacobs Engineering Group	16,126		944,177
Johnson Controls International	122,299		5,378,710
L3 Technologies	10,431		1,655,295
Lockheed Martin	32,970		8,286,350
Masco	44,791		1,475,863
Northrop Grumman	23,018		5,272,963
PACCAR	45,512		3,063,413
Parker-Hannifin	17,325		2,549,027
Pentair	22,585		1,324,159
Quanta Services	18,904	[b]	678,465
Raytheon	38,996		5,621,663
Rockwell Automation	16,713		2,473,357
Rockwell Collins	17,138		1,555,445
Roper Technologies	13,343	[a]	2,559,855
Snap-on	7,698		1,397,418
Stanley Black & Decker	19,929		2,471,196
Textron	34,997		1,657,808
TransDigm Group	6,779		1,466,976
United Rentals	11,010	[b]	1,392,875
United Technologies	100,298		10,999,682
W.W. Grainger	7,045		1,779,356
Xylem	22,605		1,114,653
			189,446,908
Commercial & Professional Services - .6%
Cintas	10,896		1,265,135
Dun & Bradstreet	4,336		531,680

Common Stocks - 99.4% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Equifax	15,816		1,854,900
Nielsen Holdings	43,525		1,780,608
Pitney Bowes	22,827		363,406
Republic Services	30,352		1,741,598
Robert Half International	17,126		805,950
Stericycle	11,014	[a,b]	849,620
Verisk Analytics	20,445	[b]	1,689,575
Waste Management	53,583		3,724,018
			14,606,490
Consumer Durables & Apparel - 1.2%
Coach	36,784		1,373,882
D.R. Horton	45,464		1,359,828
Garmin	14,651	[a]	707,497
Hanesbrands	48,954	[a]	1,160,699
Harman International Industries	9,128		1,014,668
Hasbro	14,462	[a]	1,193,260
Leggett & Platt	18,278		872,226
Lennar, Cl. A	24,381		1,088,612
Mattel	44,433		1,164,589
Michael Kors Holdings	21,797	[b]	933,130
Mohawk Industries	8,413	[b]	1,815,862
Newell Brands	62,795		2,972,087
NIKE, Cl. B	174,889		9,251,628
PulteGroup	39,488		849,387
PVH	10,578		992,322
Ralph Lauren	7,825		691,965
Under Armour, Cl. A	23,650	[a,b]	508,239
Under Armour, Cl. C	23,819	[b]	457,801
VF	44,355		2,283,395
Whirlpool	9,829		1,718,994
			32,410,071
Consumer Services - 1.6%
Carnival	54,473		3,016,715
Chipotle Mexican Grill	3,927	[a,b]	1,654,995
Darden Restaurants	16,922		1,240,044
H&R Block	27,078	[a]	581,094
Marriott International, Cl. A	41,690		3,526,974
McDonald's	108,821		13,338,190
Royal Caribbean Cruises	21,968		2,056,864
Starbucks	190,618		10,525,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Wyndham Worldwide	13,722		1,084,861
Wynn Resorts	10,232	[a]	1,037,832
Yum! Brands	46,073		3,019,164
			41,082,659
Diversified Financials - 5.2%
Affiliated Managers Group	7,188		1,095,164
American Express	100,562		7,680,926
Ameriprise Financial	21,131		2,372,377
Bank of New York Mellon	138,219		6,182,536
Berkshire Hathaway, Cl. B	249,216	[b]	40,906,314
BlackRock	15,885		5,940,672
Capital One Financial	63,990		5,592,086
Charles Schwab	159,568		6,580,584
CME Group	44,293		5,362,996
Discover Financial Services	51,373		3,559,121
E*TRADE Financial	37,379	[b]	1,399,844
Franklin Resources	44,793		1,780,074
Goldman Sachs Group	48,443		11,108,949
Intercontinental Exchange	78,884		4,603,670
Invesco	52,699		1,524,055
Leucadia National	43,908		1,047,206
Moody's	21,946		2,275,142
Morgan Stanley	188,681		8,017,056
Nasdaq	14,940		1,053,868
Navient	43,309		651,367
Northern Trust	27,607		2,290,277
S&P Global	34,492		4,145,249
State Street	48,276		3,678,631
Synchrony Financial	104,151		3,730,689
T. Rowe Price Group	32,285		2,177,300
			134,756,153
Energy - 7.2%
Anadarko Petroleum	73,918		5,139,519
Apache	50,748		3,035,745
Baker Hughes	55,613		3,508,068
Cabot Oil & Gas	61,078		1,311,955
Chesapeake Energy	98,074	[a,b]	632,577
Chevron	247,682		27,579,391
Cimarex Energy	12,760		1,725,280
Concho Resources	19,055	[b]	2,657,029

Common Stocks - 99.4% (continued)	Shares		Value ($)
Energy - 7.2% (continued)
ConocoPhillips	162,141		7,905,995
Devon Energy	68,112		3,101,820
EOG Resources	76,128		7,733,082
EQT	23,134		1,402,614
Exxon Mobil	544,296		45,660,991
Halliburton	114,333		6,467,818
Helmerich & Payne	13,780	[a]	980,585
Hess	35,348	[a]	1,915,155
Kinder Morgan	251,368		5,615,561
Marathon Oil	112,448		1,883,504
Marathon Petroleum	69,511		3,340,004
Murphy Oil	21,064	[a]	608,960
National Oilwell Varco	49,226		1,861,235
Newfield Exploration	26,430	[b]	1,059,314
Noble Energy	55,891		2,222,226
Occidental Petroleum	101,075		6,849,853
ONEOK	26,937		1,484,498
Phillips 66	58,671		4,788,727
Pioneer Natural Resources	22,145		3,991,193
Range Resources	23,111		747,410
Schlumberger	182,374		15,266,528
Southwestern Energy	65,823	[a,b]	593,065
Spectra Energy	91,483		3,810,267
TechnipFMC	58,718	[b]	1,974,099
Tesoro	15,134		1,223,584
Transocean	47,474	[a,b]	663,212
Valero Energy	60,052		3,949,020
Williams Cos.	103,082		2,972,885
			185,662,769
Food & Staples Retailing - 2.0%
Costco Wholesale	57,224		9,381,875
CVS Health	140,154		11,045,537
Kroger	125,069		4,247,343
Sysco	65,542		3,438,333
Walgreens Boots Alliance	112,042		9,180,721
Wal-Mart Stores	197,352		13,171,272
Whole Foods Market	43,490	[a]	1,314,268
			51,779,349
Food, Beverage & Tobacco - 5.3%
Altria Group	257,027		18,295,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3% (continued)
Archer-Daniels-Midland	76,565		3,388,767
Brown-Forman, Cl. B	24,877		1,134,391
Campbell Soup	26,098		1,624,079
Coca-Cola	509,086		21,162,705
Conagra Brands	54,652		2,136,347
Constellation Brands, Cl. A	23,488		3,517,563
Dr Pepper Snapple Group	23,786		2,169,283
General Mills	77,183		4,822,394
Hershey	18,891		1,992,434
Hormel Foods	36,091		1,310,103
J.M. Smucker	15,013		2,039,516
Kellogg	33,839		2,460,434
Kraft Heinz	78,109		6,974,353
McCormick & Co.	15,356		1,467,266
Mead Johnson Nutrition	24,959		1,758,611
Molson Coors Brewing, Cl. B	24,090		2,325,167
Mondelez International, Cl. A	202,152		8,951,291
Monster Beverage	52,618	[b]	2,241,527
PepsiCo	188,076		19,518,527
Philip Morris International	203,420		19,554,765
Reynolds American	108,061		6,497,708
Tyson Foods, Cl. A	38,682		2,428,843
			137,771,256
Health Care Equipment & Services - 5.3%
Abbott Laboratories	227,174		9,489,058
Aetna	45,839		5,436,964
AmerisourceBergen	22,202		1,937,791
Anthem	34,376		5,298,717
Baxter International	64,383		3,084,590
Becton Dickinson & Co.	27,848		4,937,172
Boston Scientific	180,059	[b]	4,332,220
C.R. Bard	9,620		2,283,115
Cardinal Health	41,932		3,143,223
Centene	22,711	[b]	1,436,925
Cerner	39,858	[b]	2,140,773
Cigna	33,873		4,952,910
Cooper	6,423	[a]	1,185,750
Danaher	80,359		6,743,727
DaVita	20,970	[b]	1,336,838
DENTSPLY SIRONA	30,431		1,725,438

Common Stocks - 99.4% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.3% (continued)
Edwards Lifesciences	27,726	[b]	2,668,350
Envision Healthcare	15,431	[b]	1,049,308
Express Scripts Holding	81,705	[b]	5,627,840
HCA Holdings	38,831	[b]	3,117,353
Henry Schein	10,531	[b]	1,683,486
Hologic	37,179	[b]	1,506,865
Humana	19,424		3,855,664
IDEXX Laboratories	11,771	[b]	1,439,946
Intuitive Surgical	5,100	[b]	3,532,719
Laboratory Corporation of America Holdings	13,256	[b]	1,779,088
McKesson	29,514		4,106,873
Medtronic	179,915		13,677,138
Patterson	10,257	[a]	426,794
Quest Diagnostics	18,096		1,663,384
Stryker	40,614		5,017,047
UnitedHealth Group	124,823		20,233,808
Universal Health Services, Cl. B	12,214		1,375,663
Varex Imaging	101		2,892
Varian Medical Systems	12,679	[a]	984,524
Zimmer Biomet Holdings	26,053		3,082,851
			136,296,804
Household & Personal Products - 2.0%
Church & Dwight	34,894		1,577,907
Clorox	16,649		1,997,880
Colgate-Palmolive	116,274		7,508,975
Coty, Cl. A	62,214		1,194,509
Estee Lauder, Cl. A	28,659		2,327,397
Kimberly-Clark	47,102		5,705,465
Procter & Gamble	351,107		30,756,973
			51,069,106
Insurance - 2.7%
Aflac	53,999		3,779,390
Allstate	48,389		3,639,337
American International Group	127,695		8,205,681
Aon	34,863		3,929,060
Arthur J. Gallagher & Co.	23,704		1,275,986
Assurant	7,596		737,799
Chubb	61,002		8,021,153
Cincinnati Financial	19,568		1,381,109
Hartford Financial Services Group	50,556		2,462,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Lincoln National	29,802		2,011,933
Loews	35,824		1,668,682
Marsh & McLennan Cos.	68,411		4,653,316
MetLife	145,412		7,911,867
Principal Financial Group	35,428		2,022,585
Progressive	77,151		2,888,533
Prudential Financial	56,185		5,905,605
Torchmark	14,294		1,051,181
Travelers	37,054		4,364,220
Unum Group	29,719		1,350,134
Willis Towers Watson	16,632		2,081,162
XL Group	34,434		1,293,685
			70,635,001
Materials - 2.9%
Air Products & Chemicals	28,282		3,952,692
Albemarle	15,061		1,395,251
Avery Dennison	12,088		882,666
Ball	23,414		1,785,552
CF Industries Holdings	31,709	[a]	1,119,011
Dow Chemical	146,759		8,751,239
E.I. du Pont de Nemours & Co.	114,691		8,659,170
Eastman Chemical	18,801		1,457,077
Ecolab	34,207		4,109,287
FMC	16,990		1,022,118
Freeport-McMoRan	165,393	[a,b]	2,753,793
International Flavors & Fragrances	10,819		1,268,095
International Paper	53,354		3,019,836
LyondellBasell Industries, Cl. A	43,539		4,060,883
Martin Marietta Materials	8,256		1,895,578
Monsanto	57,850		6,265,733
Mosaic	47,094	[a]	1,477,339
Newmont Mining	70,623		2,562,202
Nucor	41,456		2,408,179
PPG Industries	35,083		3,508,651
Praxair	37,707		4,466,017
Sealed Air	24,677		1,196,835
Sherwin-Williams	10,789		3,277,806
Vulcan Materials	17,165		2,202,784
WestRock	32,747		1,747,380
			75,245,174

Common Stocks - 99.4% (continued)	Shares		Value ($)
Media - 3.2%
CBS, Cl. B	51,965		3,351,223
Charter Communications, Cl. A	28,433	[b]	9,210,870
Comcast, Cl. A	312,599		23,576,217
Discovery Communications, Cl. A	21,221	[a,b]	601,615
Discovery Communications, Cl. C	30,591	[b]	847,677
Interpublic Group of Companies	52,857		1,243,725
News Corp., Cl. A	50,576		621,579
News Corp., Cl. B	13,696		173,254
Omnicom Group	30,621		2,622,689
Scripps Networks Interactive, Cl. A	12,059	[a]	918,413
TEGNA	26,339		603,426
Time Warner	100,957		9,777,685
Twenty-First Century Fox, Cl. A	138,605		4,349,425
Twenty-First Century Fox, Cl. B	65,240		2,023,092
Viacom, Cl. B	47,241		1,990,736
Walt Disney	192,011		21,246,017
			83,157,643
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
AbbVie	214,122		13,084,995
Agilent Technologies	43,245		2,117,708
Alexion Pharmaceuticals	29,906	[b]	3,908,116
Allergan	49,479		10,830,458
Amgen	97,499		15,276,143
Biogen	28,466	[b]	7,891,914
Bristol-Myers Squibb	218,982		10,765,155
Celgene	101,549	[b]	11,794,916
Eli Lilly & Co.	127,174		9,796,213
Endo International	27,007	[b]	330,566
Gilead Sciences	173,513		12,571,017
Illumina	19,639	[b]	3,144,204
Johnson & Johnson	357,056		40,436,592
Mallinckrodt	13,864	[b]	675,593
Merck & Co.	361,624		22,417,072
Mettler-Toledo International	3,360	[b]	1,433,477
Mylan	61,754	[b]	2,349,740
PerkinElmer	15,260		811,679
Perrigo	18,451		1,405,044
Pfizer	796,092		25,259,999
Regeneron Pharmaceuticals	9,850	[b]	3,539,006
Thermo Fisher Scientific	52,206		7,955,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.3% (continued)
Vertex Pharmaceuticals	32,581	[b]	2,797,730
Waters	10,909	[b]	1,545,260
Zoetis	64,269		3,530,939
			215,669,208
Real Estate - 2.8%
American Tower	55,750	[c]	5,770,125
Apartment Investment & Management, Cl. A	19,375	[c]	853,856
AvalonBay Communities	18,123	[c]	3,140,897
Boston Properties	20,533	[c]	2,687,770
CBRE Group, Cl. A	38,213	[b,c]	1,160,147
Crown Castle International	46,951	[c]	4,123,706
Digital Realty Trust	20,963	[a,c]	2,256,248
Equinix	9,259	[c]	3,564,530
Equity Residential	47,893	[c]	2,910,458
Essex Property Trust	8,711	[c]	1,953,877
Extra Space Storage	16,385	[c]	1,180,539
Federal Realty Investment Trust	9,215	[c]	1,294,062
GGP	77,309		1,920,356
HCP	62,861	[c]	1,905,946
Host Hotels & Resorts	95,290	[c]	1,721,890
Iron Mountain	32,204	[c]	1,152,903
Kimco Realty	56,219	[c]	1,399,291
Macerich	16,378	[c]	1,125,005
Mid-America Apartment Communities	14,956	[c]	1,420,072
Prologis	70,432	[c]	3,440,603
Public Storage	19,484	[c]	4,189,060
Realty Income	34,525	[c]	2,058,726
Simon Property Group	41,102	[c]	7,553,315
SL Green Realty	13,166	[c]	1,434,699
UDR	34,745	[c]	1,214,338
Ventas	45,758	[c]	2,821,896
Vornado Realty Trust	22,525	[c]	2,394,633
Welltower	47,862	[c]	3,173,251
Weyerhaeuser	97,235	[c]	3,046,373
			72,868,572
Retailing - 5.5%
Advance Auto Parts	9,822		1,613,165
Amazon.com	51,761	[b]	42,624,148
AutoNation	9,538	[b]	506,659
AutoZone	3,844	[b]	2,786,823

Common Stocks - 99.4% (continued)	Shares		Value ($)
Retailing - 5.5% (continued)
Bed Bath & Beyond	20,790	[a]	838,877
Best Buy	35,083	[a]	1,561,895
CarMax	24,418	[a,b]	1,628,925
Dollar General	33,593		2,479,835
Dollar Tree	31,083	[b]	2,399,297
Expedia	16,193		1,968,907
Foot Locker	18,349	[a]	1,257,640
Gap	27,411		631,275
Genuine Parts	19,471		1,884,988
Home Depot	159,768		21,980,881
Kohl's	22,534		897,529
L Brands	31,101		1,872,591
LKQ	40,912	[b]	1,305,502
Lowe's	113,823		8,318,185
Macy's	41,532		1,226,855
Netflix	56,770	[b]	7,988,107
Nordstrom	14,817	[a]	655,208
O'Reilly Automotive	12,371	[b]	3,244,542
Priceline Group	6,460	[b]	10,175,340
Ross Stores	52,213		3,451,801
Signet Jewelers	9,287		721,321
Staples	82,180		756,056
Target	74,430		4,799,246
The TJX Companies	85,220		6,384,682
Tiffany & Co.	14,440	[a]	1,136,717
Tractor Supply	17,427		1,283,847
TripAdvisor	15,430	[a,b]	816,247
Ulta Beauty	7,581	[b]	2,064,155
Urban Outfitters	10,535	[b]	279,599
			141,540,845
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices	40,363		3,024,803
Applied Materials	142,588		4,883,639
Broadcom	52,385		10,450,807
First Solar	10,027	[a,b]	312,742
Intel	621,595		22,887,128
KLA-Tencor	20,835		1,773,267
Lam Research	21,539		2,473,970
Linear Technology	31,425		1,983,860
Microchip Technology	28,778	[a]	1,938,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Micron Technology	136,234	[b]	3,284,602
NVIDIA	71,275		7,781,804
Qorvo	17,319	[a,b]	1,112,053
QUALCOMM	193,517		10,339,613
Skyworks Solutions	23,939	[a]	2,196,164
Texas Instruments	130,855		9,884,787
Xilinx	32,656		1,900,579
			86,228,016
Software & Services - 12.5%
Accenture, Cl. A	81,222		9,248,749
Activision Blizzard	90,822		3,651,953
Adobe Systems	65,333	[b]	7,407,456
Akamai Technologies	22,253	[b]	1,526,333
Alliance Data Systems	7,628		1,742,083
Alphabet, Cl. A	38,851	[b]	31,865,202
Alphabet, Cl. C	38,941	[b]	31,027,799
Autodesk	25,172	[b]	2,047,490
Automatic Data Processing	58,952		5,953,562
CA	41,257		1,290,106
Citrix Systems	20,853	[b]	1,901,585
Cognizant Technology Solutions, Cl. A	80,699	[b]	4,243,960
CSRA	17,742		550,357
eBay	138,571	[b]	4,410,715
Electronic Arts	39,599	[b]	3,303,745
Facebook, Cl. A	307,191	[b]	40,033,131
Fidelity National Information Services	43,853		3,482,805
Fiserv	28,578	[b]	3,070,135
Global Payments	20,591		1,591,272
International Business Machines	113,462		19,801,388
Intuit	31,939		3,787,327
MasterCard, Cl. A	124,720		13,261,478
Microsoft	1,020,751		65,991,552
Oracle	392,847		15,757,093
Paychex	42,901		2,586,501
PayPal Holdings	148,415	[b]	5,903,949
Red Hat	23,140	[b]	1,755,863
salesforce.com	83,396	[b]	6,596,624
Symantec	82,330		2,268,191
Teradata	15,819	[b]	464,446
Total System Services	22,638		1,147,294

Common Stocks - 99.4% (continued)	Shares		Value ($)
Software & Services - 12.5% (continued)
VeriSign	11,722	[a,b]	940,222
Visa, Cl. A	244,897		20,255,431
Western Union	63,230	[a]	1,238,043
Yahoo!	116,350	[b]	5,127,544
			325,231,384
Technology Hardware & Equipment - 5.3%
Amphenol, Cl. A	41,377		2,792,534
Apple	700,097		84,956,771
Cisco Systems	658,302		20,223,037
Corning	125,470		3,323,700
F5 Networks	8,348	[b]	1,118,882
FLIR Systems	18,287		646,080
Harris	16,362		1,680,541
Hewlett Packard Enterprise	217,335		4,929,158
HP	222,940		3,355,247
Juniper Networks	51,299		1,373,787
Motorola Solutions	22,400		1,807,904
NetApp	35,254		1,350,933
Seagate Technology	39,955	[a]	1,803,968
TE Connectivity	46,200		3,434,970
Western Digital	36,777		2,932,230
Xerox	116,172		805,072
			136,534,814
Telecommunication Services - 2.5%
AT&T	805,841		33,974,256
CenturyLink	72,732	[a]	1,880,850
Frontier Communications	153,730	[a]	536,518
Level 3 Communications	38,324	[b]	2,278,745
Verizon Communications	534,852		26,213,097
			64,883,466
Transportation - 2.3%
Alaska Air Group	16,500	[a]	1,548,030
American Airlines Group	68,743		3,041,878
CH Robinson Worldwide	18,716	[a]	1,423,539
CSX	124,665		5,783,209
Delta Air Lines	97,721		4,616,340
Expeditors International of Washington	23,070		1,201,486
FedEx	32,289		6,106,173
J.B. Hunt Transport Services	11,076		1,097,410
Kansas City Southern	14,000		1,202,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Transportation - 2.3% (continued)
Norfolk Southern	38,679		4,543,235
Ryder System	6,898		535,285
Southwest Airlines	81,610		4,269,019
Union Pacific	107,941		11,504,352
United Continental Holdings	37,887	[b]	2,669,897
United Parcel Service, Cl. B	90,277		9,851,929
			59,394,522
Utilities - 3.2%
AES	91,511		1,046,886
Alliant Energy	30,463		1,146,932
Ameren	32,528		1,712,599
American Electric Power	64,090		4,105,605
American Water Works	23,862		1,752,425
CenterPoint Energy	54,571		1,430,306
CMS Energy	37,005		1,576,413
Consolidated Edison	40,753		3,029,986
Dominion Resources	82,753		6,312,399
DTE Energy	24,116		2,378,802
Duke Energy	91,182		7,161,434
Edison International	42,360		3,087,197
Entergy	23,301		1,669,284
Eversource Energy	41,249		2,281,895
Exelon	120,465		4,322,284
FirstEnergy	56,033		1,698,921
NextEra Energy	61,832		7,649,855
NiSource	43,727		978,173
NRG Energy	38,818		642,050
PG&E	65,802		4,072,486
Pinnacle West Capital	15,284		1,186,497
PPL	89,999		3,135,565
Public Service Enterprise Group	66,614		2,947,669
SCANA	19,150		1,315,605
Sempra Energy	32,557		3,333,511
Southern	129,484		6,400,394
WEC Energy Group	42,319		2,498,937
Xcel Energy	67,802		2,801,579
			81,675,689
Total Common Stocks (cost $901,702,177)			2,576,784,081

	Principal
Short-Term Investments - .1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.51%, 3/16/17
(cost $1,279,240)	1,280,000	[d]	1,279,352
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $21,155,495)	21,155,495	[e]	21,155,495
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $19,049,133)	19,049,133	[e]	19,049,133
Total Investments (cost $943,186,045)	101.0%		2,618,268,061
Liabilities, Less Cash and Receivables	(1.0%)		(25,717,706)
Net Assets	100.0%		2,592,550,355

[a]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $45,308,805 and the value of the collateral held by the fund was $46,388,140, consisting of cash collateral of $19,049,133 and U.S. Government & Agency securities valued at $27,339,007.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.5
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Capital Goods	7.3
Energy	7.2
Banks	6.5
Retailing	5.5
Food, Beverage & Tobacco	5.3
Technology Hardware & Equipment	5.3
Health Care Equipment & Services	5.3
Diversified Financials	5.2
Semiconductors & Semiconductor Equipment	3.3
Media	3.2
Utilities	3.2
Materials	2.9
Real Estate	2.8
Insurance	2.7
Telecommunication Services	2.5
Transportation	2.3
Food & Staples Retailing	2.0
Household & Personal Products	2.0
Consumer Services	1.6
Short-Term/Money Market Investments	1.6
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,559,960,350	-	-	2,559,960,350
Equity Securities-
Foreign
Common Stocks†	16,823,731	-	-	16,823,731
Registered Investment
Companies	40,204,628	-	-	40,204,628
U.S. Treasury	-	1,279,352	-	1,279,352
Other Financial Instruments:
Futures††	126,607	-	-	126,607

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus S&P 500 Index Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	216	24,564,600	March 2017	126,607
Gross Unrealized Appreciation				126,607

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2017, accumulated net unrealized appreciation on investments was $1,675,082,016, consisting of $1,701,683,540 gross unrealized appreciation and $26,601,523 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2017 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings	260,849	[a,b]	5,321,320
Cooper-Standard Holding	63,914	[b]	6,728,866
Dorman Products	100,123	[a,b]	6,910,489
Fox Factory Holding	68,666	[b]	1,778,449
Gentherm	107,499	[b]	3,805,465
Motorcar Parts of America	46,721	[b]	1,225,492
Standard Motor Products	58,630		2,923,878
Superior Industries International	74,349		1,713,744
Winnebago Industries	97,087	[a]	3,048,532
			33,456,235
Banks - 12.2%
Ameris Bancorp	128,804		5,809,060
Astoria Financial	264,363		4,999,104
Banc of California	201,123	[a]	3,177,743
Bank Mutual	165,021		1,575,951
Banner	75,780		4,252,774
BofI Holding	182,093	[a,b]	5,371,743
Boston Private Financial Holdings	304,398		5,022,567
Brookline Bancorp	216,572		3,411,009
Cardinal Financial	107,425		3,368,848
Central Pacific Financial	123,112		3,857,099
City Holding	40,916		2,663,222
Columbia Banking System	205,401		8,166,744
Community Bank System	137,374		8,017,147
Customers Bancorp	109,863	[b]	3,785,879
CVB Financial	356,570		8,037,088
Dime Community Bancshares	130,379		2,790,111
Fidelity Southern	66,601		1,548,473
First BanCorp	454,483	[b]	3,054,126
First Commonwealth Financial	333,137		4,703,894
First Financial Bancorp	225,748		6,219,357
First Financial Bankshares	199,045	[a]	8,489,269
First Midwest Bancorp	265,394		6,443,766
First NBC Bank Holding	37,968	[a,b]	151,872
Glacier Bancorp	230,184		8,178,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Banks - 12.2% (continued)
Great Western Bancorp	199,532		8,529,993
Hanmi Financial	125,336		4,154,888
Home BancShares	406,344	[a]	10,946,907
HomeStreet	74,655	[b]	1,955,961
Hope Bancorp	425,497		8,897,142
Independent Bank	92,312		5,755,653
LegacyTexas Financial Group	128,161		5,295,613
LendingTree	19,980	[a,b]	2,235,762
National Bank Holdings, Cl. A	106,653		3,466,222
NBT Bancorp	145,155	[a]	5,913,615
Northfield Bancorp	184,492		3,330,081
Northwest Bancshares	298,208	[a]	5,090,411
OFG Bancorp	191,339		2,535,242
Old National Bancorp	459,909		8,163,385
Opus Bank	51,252		1,042,978
Oritani Financial	149,961		2,601,823
Pinnacle Financial Partners	139,802		9,345,764
Provident Financial Services	171,100		4,529,017
S&T Bancorp	98,465		3,704,253
ServisFirst Bancshares	130,606	[a]	5,229,464
Simmons First National, Cl. A	87,080		5,237,862
Southside Bancshares	81,973	[a]	2,800,198
Sterling Bancorp	400,203		9,544,842
Texas Capital Bancshares	150,985	[b]	12,456,262
Tompkins Financial	43,267		3,917,827
TrustCo Bank	269,245		2,261,658
United Bankshares	249,277	[a]	11,167,610
United Community Banks	208,352		5,860,942
Walker & Dunlop	99,281	[b]	3,118,416
Westamerica Bancorporation	76,563	[a]	4,344,950
Wintrust Financial	159,223	[a]	11,400,367
			287,930,392
Capital Goods - 10.3%
AAON	138,197		4,691,788
AAR	102,233		3,270,434
Actuant, Cl. A	169,924		4,443,513
Aegion	114,072	[b]	2,653,315
Aerojet Rocketdyne Holdings	215,023	[b]	3,894,067
Aerovironment	44,025	[a,b]	1,153,015
Alamo Group	33,659		2,545,630

Common Stocks - 99.3% (continued)	Shares		Value ($)
Capital Goods - 10.3% (continued)
Albany International, Cl. A	88,791		4,213,133
American Woodmark	47,137	[a,b]	3,356,154
Apogee Enterprises	100,689	[a]	5,747,328
Applied Industrial Technologies	125,093		7,561,872
Astec Industries	71,239		4,985,305
AZZ	88,426		5,265,768
Barnes Group	170,464		8,204,432
Briggs & Stratton	161,296		3,493,671
Chart Industries	108,402	[b]	4,204,914
CIRCOR International	56,565		3,522,868
Comfort Systems USA	128,285		4,342,447
Cubic	68,632		3,263,452
DXP Enterprises	40,282	[b]	1,523,465
Encore Wire	50,961		2,153,102
Engility Holdings	52,189	[b]	1,530,703
EnPro Industries	61,135		4,151,678
ESCO Technologies	74,493		4,335,493
Federal Signal	225,868		3,509,989
Franklin Electric	124,370		5,018,329
General Cable	161,531		3,279,079
Gibraltar Industries	117,511	[b]	5,158,733
Griffon	114,408	[a]	2,911,684
Harsco	261,674		3,493,348
Hillenbrand	219,481		8,022,031
Insteel Industries	54,724		2,026,977
John Bean Technologies	87,868		7,587,402
Kaman	78,817		3,982,623
Lindsay	28,409	[a]	2,140,334
Lydall	65,385	[b]	3,988,485
Mercury Systems	133,262	[b]	4,493,595
Moog, Cl. A	111,484	[b]	7,343,451
Mueller Industries	193,641		7,795,987
MYR Group	67,978	[b]	2,615,114
National Presto Industries	15,580	[a]	1,657,712
Orion Marine Group	73,747	[b]	774,344
Patrick Industries	45,831	[b]	3,746,684
PGT	121,622	[a,b]	1,398,653
Powell Industries	34,048		1,310,167
Proto Labs	73,871	[b]	3,878,227
Quanex Building Products	98,890		1,953,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Capital Goods - 10.3% (continued)
Raven Industries	112,754		2,824,488
Simpson Manufacturing	140,580		6,118,042
SPX	148,862	[b]	3,714,107
SPX FLOW	118,606	[b]	4,138,163
Standex International	39,130		3,412,136
TASER International	183,423	[a,b]	4,581,907
Tennant	49,235		3,409,524
The Greenbrier Companies	95,898	[a]	4,195,537
Titan International	125,092		1,662,473
Trex	104,231	[b]	7,059,566
Universal Forest Products	71,480		7,270,231
Veritiv	19,535	[b]	1,094,937
Vicor	17,403	[b]	266,266
Wabash National	242,684	[a]	4,283,373
Watts Water Technologies, Cl. A	100,069		6,604,554
			243,228,877
Commercial & Professional Services - 5.4%
ABM Industries	169,371		6,840,895
Brady, Cl. A	172,809		6,281,607
Essendant	106,909		2,233,329
Exponent	74,922		4,349,222
G&K Services, Cl. A	71,337		6,852,632
Healthcare Services Group	220,004	[a]	8,745,159
Heidrick & Struggles International	54,834		1,225,540
Insperity	69,559		4,973,468
Interface	234,612		4,269,938
Kelly Services, Cl. A	118,939		2,663,044
Korn/Ferry International	166,948		4,849,839
LSC Communications	81,969		2,149,227
Matthews International, Cl. A	99,414		6,705,474
Mobile Mini	123,099		4,006,872
Multi-Color	40,700		3,142,040
Navigant Consulting	158,378	[b]	3,911,937
On Assignment	166,833	[b]	7,554,198
R.R. Donnelley & Sons Co.	206,084	[a]	3,534,341
Resources Connection	108,603		1,813,670
Team	87,280	[a,b]	2,932,608
Tetra Tech	172,353		7,531,826
The Brink's Company	145,935		6,494,107
TrueBlue	159,077	[b]	3,937,156

Common Stocks - 99.3% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.4% (continued)
UniFirst	45,753		5,851,809
US Ecology	61,855		3,170,069
Viad	53,984		2,367,198
WageWorks	111,497	[b]	8,044,509
			126,431,714
Consumer Durables & Apparel - 3.3%
Arctic Cat	6,731	[a,b]	126,543
Callaway Golf	345,143		3,910,470
Cavco Industries	24,094	[b]	2,367,235
Crocs	233,582	[b]	1,705,149
Ethan Allen Interiors	92,016	[a]	2,677,666
G-III Apparel Group	134,022	[b]	3,519,418
Iconix Brand Group	163,334	[b]	1,680,707
Installed Building Products	50,439	[a,b]	2,062,955
iRobot	98,057	[a,b]	5,938,332
La-Z-Boy	182,245		5,212,207
LGI Homes	40,169	[a,b]	1,247,649
M.D.C. Holdings	129,119		3,491,378
M/I Homes	81,935	[b]	2,059,846
Meritage Homes	128,250	[b]	4,713,187
Movado Group	54,271		1,473,458
Nautilus	77,904	[a,b]	1,351,634
Oxford Industries	49,308		2,712,926
Perry Ellis International	53,824	[b]	1,269,708
Steven Madden	197,004	[b]	6,934,541
Sturm Ruger & Co.	68,878	[a]	3,633,314
TopBuild	136,095	[b]	5,050,485
Unifi	30,318	[b]	815,251
Universal Electronics	37,223	[b]	2,214,768
Vera Bradley	122,588	[b]	1,404,858
WCI Communities	51,182	[b]	1,197,659
Wolverine World Wide	325,473		7,645,361
			76,416,705
Consumer Services - 3.7%
American Public Education	54,730	[b]	1,329,939
Belmond, Cl. A	235,104	[b]	3,256,190
Biglari Holdings	3,508	[b]	1,554,746
BJ's Restaurants	76,726	[b]	2,727,609
Bob Evans Farms	59,232		3,342,462
Boyd Gaming	297,467	[b]	6,044,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Consumer Services - 3.7% (continued)
Capella Education	31,675		2,708,212
Career Education	225,878	[b]	2,206,828
Chuy's Holdings	49,079	[b]	1,442,923
Dave & Buster's Entertainment	129,406	[b]	7,047,451
DineEquity	65,441		4,487,944
El Pollo Loco Holdings	66,016	[a,b]	821,899
Fiesta Restaurant Group	83,725	[b]	2,201,968
ILG	306,942		5,816,551
LCI Industries	85,165		9,346,859
Marcus	68,456		2,029,720
Marriott Vacations Worldwide	73,234		6,333,276
Monarch Casino & Resort	37,681	[b]	895,301
Popeyes Louisiana Kitchen	70,713	[b]	4,468,354
Red Robin Gourmet Burgers	28,135	[b]	1,337,819
Regis	80,330	[b]	1,118,194
Ruby Tuesday	150,203	[b]	294,398
Ruth's Hospitality Group	121,980		2,091,957
Scientific Games, Cl. A	174,252	[a,b]	2,962,284
Shake Shack, Cl. A	51,507	[a,b]	1,818,712
Sonic	165,239	[a]	4,114,451
Strayer Education	33,542	[b]	2,716,902
Wingstop	91,676		2,610,016
			87,127,494
Diversified Financials - 2.7%
Calamos Asset Management, Cl. A	13,456		113,300
Capstead Mortgage	289,004	[c]	3,083,673
Donnelley Financial Solutions	94,508		2,275,753
Encore Capital Group	54,162	[b]	1,676,314
Enova International	81,691	[b]	1,151,843
Evercore Partners, Cl. A	135,089		10,462,643
EZCORP, Cl. A	131,952	[b]	1,306,325
Financial Engines	164,132	[a]	6,327,289
FirstCash	142,359		6,078,729
Green Dot, Cl. A	140,980	[b]	3,778,264
Greenhill & Co.	109,825		3,245,329
Interactive Brokers Group, Cl. A	203,843		7,611,498
INTL. FCStone	49,845	[b]	1,838,284
Investment Technology Group	69,235		1,393,008
Piper Jaffray	55,093	[b]	3,884,056
PRA Group	146,815	[a,b]	5,843,237

Common Stocks - 99.3% (continued)	Shares		Value ($)
Diversified Financials - 2.7% (continued)
Virtus Investment Partners	15,844	[a]	1,726,996
World Acceptance	30,257	[b]	1,484,711
			63,281,252
Energy - 3.7%
Archrock	235,593		3,439,658
Atwood Oceanics	275,014	[a]	3,344,170
Bill Barrett	301,541	[b]	1,975,094
Bristow Group	99,249	[a]	1,752,737
CARBO Ceramics	64,206	[a,b]	911,725
Carrizo Oil & Gas	218,130	[a,b]	7,713,077
Cloud Peak Energy	192,775	[a,b]	1,096,890
Contango Oil & Gas	113,784	[b]	921,650
Era Group	55,725	[b]	872,654
Exterran	95,295	[b]	2,956,051
Geospace Technologies	49,202	[a,b]	1,148,375
Green Plains	140,376		3,158,460
Gulf Island Fabrication	45,208		628,391
Helix Energy Solutions Group	388,768	[b]	3,296,753
Hornbeck Offshore Services	143,021	[a,b]	1,036,902
Matrix Service	95,824	[b]	2,146,458
Newpark Resources	252,175	[b]	1,903,921
Northern Oil and Gas	302,087	[a,b]	1,087,513
PDC Energy	172,104	[a,b]	12,725,370
Pioneer Energy Services	257,652	[b]	1,623,208
REX American Resources	23,953	[b]	1,988,818
SEACOR Holdings	48,342	[b]	3,556,521
Synergy Resources	609,117	[a,b]	5,244,497
Tesco	139,534	[b]	1,199,992
TETRA Technologies	393,005	[b]	1,949,305
Tidewater	223,576	[a,b]	491,867
Unit	176,529	[b]	4,589,754
US Silica Holdings	222,319		13,147,946
			85,907,757
Food & Staples Retailing - .5%
Andersons	71,061		2,682,553
SpartanNash	123,494		4,675,483
SUPERVALU	835,352	[b]	3,274,580
			10,632,616
Food, Beverage & Tobacco - 1.7%
B&G Foods	203,065	[a]	9,005,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.7% (continued)
Calavo Growers	62,030	[a]	3,430,259
Cal-Maine Foods	83,666	[a]	3,488,872
Darling Ingredients	530,034	[b]	6,360,408
J&J Snack Foods	43,739		5,579,784
Sanderson Farms	66,697	[a]	6,069,427
Seneca Foods, Cl. A	18,438	[b]	661,002
Universal	82,436	[a]	5,605,648
			40,201,333
Health Care Equipment & Services - 8.3%
Abaxis	65,938		3,359,871
Aceto	102,392		1,954,663
Adeptus Health, Cl. A	41,929	[a,b]	300,631
Air Methods	108,564	[a,b]	3,875,735
Almost Family	29,383	[b]	1,388,347
Amedisys	85,108	[b]	3,899,649
AMN Healthcare Services	152,900	[a,b]	5,481,465
Analogic	42,318		3,285,993
AngioDynamics	139,634	[b]	2,247,409
Anika Therapeutics	51,271	[b]	2,591,236
BioTelemetry	109,395	[b]	2,521,555
Cantel Medical	115,252		8,921,657
Chemed	56,378	[a]	9,363,822
Community Health Systems	352,706	[b]	2,257,318
Computer Programs & Systems	12,358	[a]	279,291
CONMED	69,604		3,103,642
CorVel	36,185	[b]	1,387,695
Cross Country Healthcare	98,819	[b]	1,429,911
CryoLife	53,344	[b]	1,013,536
Cynosure, Cl. A	83,893	[a,b]	4,479,886
Diplomat Pharmacy	131,443	[a,b]	1,806,027
Ensign Group	139,368		2,834,745
Haemonetics	185,527	[b]	7,395,106
HealthEquity	126,793	[a,b]	5,864,176
HealthStream	59,797	[b]	1,372,939
HMS Holdings	312,095	[b]	5,667,645
ICU Medical	44,517	[b]	6,103,281
Inogen	52,293	[b]	3,366,100
Integer Holdings	68,597	[b]	2,222,543
Integra LifeSciences Holdings	211,044	[a,b]	8,806,866
Invacare	61,130		702,995

Common Stocks - 99.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.3% (continued)
Kindred Healthcare	217,748		1,448,024
Landauer	29,920		1,536,392
LHC Group	41,371	[b]	2,073,928
Magellan Health	79,361	[b]	5,948,107
Masimo	153,294	[b]	11,279,373
Medidata Solutions	175,623	[b]	8,700,363
Meridian Bioscience	120,398		1,577,214
Merit Medical Systems	134,637	[b]	3,419,780
Natus Medical	124,962	[b]	4,879,766
Neogen	119,630	[b]	7,900,365
Omnicell	103,551	[b]	3,717,481
PharMerica	95,365	[b]	2,365,052
Providence Service	34,346	[b]	1,327,473
Quality Systems	149,813	[b]	2,248,693
Quorum Health	129,159	[b]	1,135,308
Select Medical Holdings	305,886	[b]	3,808,281
Surgical Care Affiliates	86,948	[b]	4,912,562
SurModics	60,871	[b]	1,473,078
Tivity Health	128,540	[b]	3,297,051
U.S. Physical Therapy	35,970		2,523,295
Varex Imaging	103,447		2,974,101
Vascular Solutions	44,889	[b]	2,511,540
Zeltiq Aesthetics	114,091	[a,b]	5,058,795
			195,401,757
Household & Personal Products - .6%
Central Garden & Pet	47,510	[a,b]	1,560,704
Central Garden & Pet, Cl. A	103,199	[b]	3,176,465
Inter Parfums	52,355	[a]	1,785,306
Medifast	48,816		2,058,571
WD-40	48,802	[a]	5,131,530
			13,712,576
Insurance - 3.0%
American Equity Investment Life Holding	269,549		6,361,356
AMERISAFE	67,987		4,286,580
eHealth	34,067	[b]	417,661
Employers Holdings	115,089		4,194,994
HCI Group	29,990	[a]	1,240,386
Horace Mann Educators	117,275		4,849,321
Infinity Property & Casualty	27,988		2,430,758
Maiden Holdings	253,407	[a]	4,497,974

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Insurance - 3.0% (continued)
Navigators Group	64,672		3,631,333
ProAssurance	162,798		8,856,211
RLI	124,324	[a]	7,387,332
Safety Insurance Group	55,225		3,959,632
Selective Insurance Group	181,024		7,548,701
Stewart Information Services	63,693		2,782,110
United Fire Group	60,770		2,868,344
United Insurance Holdings	90,215	[a]	1,233,239
Universal Insurance Holdings	124,894		3,265,978
			69,811,910
Materials - 5.7%
A. Schulman	84,792		2,925,324
AdvanSix	94,819		2,435,900
AK Steel Holding	989,562	[b]	7,995,661
American Vanguard	123,406		2,122,583
Balchem	96,326		8,210,828
Boise Cascade	115,388	[b]	2,861,622
Calgon Carbon	154,613		2,450,616
Century Aluminum	119,841	[b]	1,845,551
Clearwater Paper	61,788	[b]	3,886,465
Deltic Timber	26,097		1,982,589
Flotek Industries	134,756	[a,b]	1,424,371
FutureFuel	100,294		1,302,819
Glatfelter	120,253	[a]	2,935,376
H.B. Fuller	174,764		8,628,099
Hawkins	20,156		1,081,369
Haynes International	28,258		1,161,686
Headwaters	221,457	[b]	5,131,159
Ingevity	125,068	[b]	6,952,530
Innophos Holdings	67,005		3,259,123
Innospec	73,073		5,213,759
Kaiser Aluminum	62,420		4,897,473
KapStone Paper and Packaging	273,707		6,563,494
Koppers Holdings	76,792	[b]	3,106,236
Kraton	91,894	[b]	2,468,273
LSB Industries	57,740	[a,b]	491,367
Materion	69,921		2,747,895
Myers Industries	79,751		1,100,564
Neenah Paper	60,717	[a]	4,987,902
Olympic Steel	49,449		1,112,603

Common Stocks - 99.3% (continued)	Shares		Value ($)
Materials - 5.7% (continued)
Quaker Chemical	39,028		5,015,098
Rayonier Advanced Materials	182,110		2,471,233
Schweitzer-Mauduit International	111,403		4,938,495
Stepan	64,904		5,069,651
Stillwater Mining	364,777	[b]	6,201,209
SunCoke Energy	222,530	[b]	1,962,715
TimkenSteel	136,788	[a,b]	2,306,246
Tredegar	73,143		1,627,432
US Concrete	43,946	[a,b]	2,878,463
			133,753,779
Media - .6%
E.W. Scripps, Cl. A	181,482	[a,b]	3,535,269
Gannet Company	413,770	[a]	3,980,467
Scholastic	79,362		3,633,192
World Wrestling Entertainment, Cl. A	92,232	[a]	1,805,903
			12,954,831
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Acorda Therapeutics	158,339	[b]	3,245,949
Albany Molecular Research	45,459	[a,b]	836,446
AMAG Pharmaceuticals	125,709	[a,b]	3,029,587
Amphastar Pharmaceuticals	130,198	[a,b]	2,050,619
ANI Pharmaceuticals	24,578	[b]	1,485,740
Cambrex	110,760	[b]	5,809,362
DepoMed	210,720	[a,b]	3,811,925
Eagle Pharmaceuticals	25,255	[a,b]	1,747,899
Emergent BioSolutions	126,604	[b]	3,832,303
Enanta Pharmaceuticals	44,951	[b]	1,489,002
Impax Laboratories	252,039	[b]	3,314,313
Innoviva	315,966	[a,b]	3,349,240
Lannett	92,146	[a,b]	1,856,742
Ligand Pharmaceuticals, Cl. B	59,989	[a,b]	6,359,434
Luminex	145,818	[b]	2,948,440
Medicines	208,008	[a,b]	7,498,688
MiMedx Group	278,775	[a,b]	2,252,502
Momenta Pharmaceuticals	170,602	[b]	3,224,378
Nektar Therapeutics	442,284	[a,b]	5,356,059
Phibro Animal Health, Cl. A	60,321		1,610,571
Repligen	99,124	[b]	2,977,685
SciClone Pharmaceuticals	206,128	[b]	2,092,199
Spectrum Pharmaceuticals	268,796	[b]	1,252,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.2% (continued)
Supernus Pharmaceuticals	176,844	[b]	4,783,630
			76,215,302
Real Estate - 6.2%
Acadia Realty Trust	243,126	[c]	7,741,132
Agree Realty	72,096	[c]	3,381,302
American Assets Trust	136,619	[c]	5,865,054
CareTrust	179,808	[a,c]	2,725,889
Cedar Realty Trust	228,442	[c]	1,372,936
Chesapeake Lodging Trust	208,655	[c]	5,341,568
CoreSite Realty	112,916	[c]	9,725,455
DiamondRock Hospitality	678,420	[c]	7,645,793
EastGroup Properties	115,756	[c]	8,192,052
Forestar Group	140,797	[b,c]	1,837,401
Four Corners Property Trust	186,110	[c]	4,059,059
Franklin Street Properties	296,527	[c]	3,780,719
GEO Group	226,216	[c]	9,392,488
Getty Realty	111,292	[c]	2,870,221
Government Properties Income Trust	217,939	[a,c]	4,197,505
HFF, Cl. A	130,244		3,865,642
Kite Realty Group Trust	244,127	[c]	5,863,931
Lexington Realty Trust	713,146	[c]	7,644,925
LTC Properties	142,305	[c]	6,641,374
Parkway	117,495	[c]	2,501,469
Pennsylvania Real Estate Investment Trust	260,333	[a,c]	4,662,564
PS Business Parks	68,538	[c]	7,678,998
RE/MAX Holdings, Cl. A	56,143		3,146,815
Retail Opportunity Investments	323,643	[a,c]	6,861,232
Sabra Health Care	217,756	[a,c]	5,531,002
Saul Centers	38,010	[c]	2,413,255
Summit Hotel Properties	327,519	[c]	5,184,626
Universal Health Realty Income Trust	44,826	[c]	2,784,591
Urstadt Biddle Properties, Cl. A	117,726	[c]	2,642,949
			145,551,947
Retailing - 4.8%
Abercrombie & Fitch, Cl. A	210,455	[a]	2,443,383
Asbury Automotive Group	72,211	[b]	4,737,042
Ascena Retail Group	525,327	[b]	2,526,823
Barnes & Noble	197,919	[a]	2,018,774
Barnes and Noble Education	124,399	[a,b]	1,250,210
Big 5 Sporting Goods	92,946		1,431,368

Common Stocks - 99.3% (continued)	Shares		Value ($)
Retailing - 4.8% (continued)
Blue Nile	23,090		939,994
Buckle	100,389	[a]	2,123,227
Caleres	158,032		4,859,484
Cato, Cl. A	83,389		2,117,247
Core-Mark Holding	136,668		4,773,813
Express	283,419	[b]	3,012,744
Finish Line, Cl. A	156,876		2,698,267
Five Below	178,539	[a,b]	7,114,779
Francesca's Holdings	156,621	[b]	2,731,470
Fred's, Cl. A	74,884	[a]	1,091,060
FTD Companies	62,843	[b]	1,444,132
Genesco	75,860	[b]	4,566,772
Group 1 Automotive	67,635		5,464,232
Guess?	145,892	[a]	1,863,041
Haverty Furniture	49,950		1,088,910
Hibbett Sports	68,196	[a,b]	2,250,468
Kirkland's	50,437	[b]	700,066
Lithia Motors, Cl. A	76,714		7,910,748
Lumber Liquidators Holdings	43,226	[a,b]	676,919
MarineMax	99,266	[b]	2,129,256
Monro Muffler Brake	103,965		6,227,503
NutriSystem	81,506		2,693,773
Ollie's Bargain Outlet Holdings	147,416	[b]	4,503,559
PetMed Express	38,796	[a]	822,087
Rent-A-Center	210,162	[a]	1,883,052
Select Comfort	166,925	[a,b]	3,368,546
Shoe Carnival	52,499		1,342,399
Sonic Automotive, Cl. A	93,436		2,186,402
Stein Mart	53,935		197,402
Tailored Brands	160,600	[a]	3,412,750
The Children's Place	64,349	[a]	6,241,853
Tile Shop Holdings	127,637	[b]	2,437,867
Tuesday Morning	49,497	[b]	212,837
Vitamin Shoppe	89,761	[b]	1,943,326
Zumiez	51,508	[a,b]	1,032,735
			112,470,320
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries	140,870	[b]	8,288,791
Brooks Automation	190,174		3,312,831
Cabot Microelectronics	68,791		4,644,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
CEVA	77,883	[b]	2,753,164
Cohu	91,189		1,203,695
Diodes	104,631	[b]	2,604,266
DSP Group	90,548	[b]	982,446
Exar	152,045	[b]	1,558,461
Kopin	154,486	[b]	492,810
Kulicke & Soffa Industries	251,690	[b]	4,424,710
MKS Instruments	164,449		10,837,189
Nanometrics	108,294	[b]	2,784,239
Power Integrations	99,915		7,093,965
Rambus	366,873	[b]	4,762,012
Rudolph Technologies	126,634	[b]	2,906,250
Semtech	224,656	[b]	7,402,415
Tessera Holding	163,712		7,399,782
Ultratech	96,119	[b]	2,491,404
Veeco Instruments	108,934	[b]	2,805,050
			78,747,560
Software & Services - 6.2%
8x8	266,911	[b]	4,230,539
Blackbaud	147,929		9,705,622
Blucora	114,102	[b]	1,722,940
Bottomline Technologies	122,952	[b]	3,162,325
CACI International, Cl. A	74,130	[b]	9,103,164
Cardtronics, Cl. A	157,762	[b]	8,610,650
CSG Systems International	114,457		5,539,719
DHI Group	168,336	[b]	959,515
Ebix	72,122	[a]	4,002,771
ExlService Holdings	115,238	[b]	5,295,186
Forrester Research	35,925		1,465,740
Liquidity Services	73,782	[b]	719,375
LivePerson	144,219	[b]	1,052,799
LogMeIn	78,366	[a]	8,471,365
ManTech International, Cl. A	82,901		3,228,165
MicroStrategy, Cl. A	32,541	[b]	6,550,503
Monotype Imaging Holdings	105,453		2,309,421
New Media Investment Group	167,329		2,550,094
NIC	217,444		5,240,400
Perficient	156,171	[b]	2,768,912
Progress Software	170,509		4,777,662
Qualys	102,872	[b]	3,693,105

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 6.2% (continued)
QuinStreet	77,713	[b]	271,996
Shutterstock	69,140	[a,b]	3,719,732
SPS Commerce	52,931	[b]	3,652,239
Stamps.com	50,221	[a,b]	6,104,363
SYKES Enterprises	140,743	[b]	3,930,952
Synchronoss Technologies	145,219	[b]	5,593,836
Take-Two Interactive Software	270,851	[a,b]	14,531,156
Tangoe	101,964	[b]	742,298
TeleTech Holdings	36,936		1,093,306
TiVo	356,323	[b]	6,734,505
VASCO Data Security International	118,832	[b]	1,806,246
Virtusa	78,364	[b]	1,996,715
XO Group	82,868	[b]	1,560,404
			146,897,720
Technology Hardware & Equipment - 6.3%
ADTRAN	131,917		2,888,982
Agilysys	45,484	[b]	442,559
Anixter International	84,154	[b]	7,195,167
Badger Meter	86,321		3,327,675
Bel Fuse, Cl. B	27,512		874,882
Benchmark Electronics	175,222	[b]	5,361,793
Black Box	72,254		964,591
CalAmp	149,938	[b]	2,252,069
Coherent	75,266	[b]	11,871,706
Comtech Telecommunications	18,426		197,711
Cray	97,550	[b]	1,672,983
CTS	121,660		2,615,690
Daktronics	137,357		1,395,547
Digi International	105,023	[b]	1,370,550
Electro Scientific Industries	147,491	[b]	969,016
Electronics For Imaging	151,729	[b]	6,818,701
ePlus	15,752	[b]	1,765,012
Fabrinet	102,543	[b]	4,320,137
FARO Technologies	67,622	[b]	2,508,776
Harmonic	153,004	[a,b]	810,921
II-VI	166,379	[b]	6,072,833
Insight Enterprises	107,236	[b]	3,981,673
Itron	119,364	[b]	7,364,759
Ixia	220,241	[b]	4,283,687
Lumentum Holdings	167,818	[a,b]	6,368,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.3% (continued)
Methode Electronics	132,102		5,554,889
MTS Systems	55,577		3,229,024
NETGEAR	117,758	[b]	6,700,430
OSI Systems	50,734	[a,b]	3,788,308
Park Electrochemical	89,991		1,649,535
Plexus	121,806	[b]	6,614,066
Rogers	64,118	[b]	5,126,234
Sanmina	240,394	[b]	9,363,346
ScanSource	96,458	[b]	3,814,914
Super Micro Computer	109,500	[b]	2,896,275
TTM Technologies	320,497	[b]	4,752,971
Viavi Solutions	794,038	[b]	7,106,640
			148,292,745
Telecommunication Services - 1.1%
ATN International	37,072		2,976,511
Cincinnati Bell	139,484	[b]	3,201,158
Cogent Communications Holdings	149,954		6,268,077
Consolidated Communications Holdings	177,645	[a]	4,673,840
General Communication, Cl. A	80,737	[b]	1,624,428
Inteliquent	111,582		2,555,228
Iridium Communications	222,870	[a,b]	2,250,987
Lumos Networks	34,062	[b]	526,939
Spok Holdings	83,189		1,709,534
			25,786,702
Transportation - 2.6%
Allegiant Travel	40,463		6,959,636
ArcBest	60,634		1,916,034
Atlas Air Worldwide Holdings	84,126	[b]	4,437,646
Celadon Group	19,310		146,756
Echo Global Logistics	79,592	[b]	1,890,310
Forward Air	111,680		5,381,859
Hawaiian Holdings	187,076	[a,b]	9,531,522
Heartland Express	116,571	[a]	2,401,363
Hub Group, Cl. A	119,139	[b]	5,283,815
Knight Transportation	212,119		7,084,775
Marten Transport	62,388		1,425,566
Matson	124,129		4,426,440
Roadrunner Transportation Systems	141,132	[b]	1,117,765
Saia	69,373	[b]	3,333,373

Common Stocks - 99.3% (continued)	Shares		Value ($)
Transportation - 2.6% (continued)
SkyWest	183,151		6,483,545
			61,820,405
Utilities - 2.5%
ALLETE	165,426		10,810,589
American States Water	108,449	[a]	4,747,897
Avista	225,413		8,709,958
California Water Service Group	139,898		4,826,481
El Paso Electric	147,188		6,755,929
Northwest Natural Gas	82,559		4,862,725
South Jersey Industries	273,904		9,038,832
Spire	147,820		9,608,300
			59,360,711
Total Common Stocks (cost $1,654,650,924)			2,335,392,640
	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.52%, 3/16/17
(cost $1,094,321)	1,095,000		1,094,446
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $17,833,628)	17,833,628	[d]	17,833,628
Investment of Cash Collateral for Securities Loaned - 6.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $141,285,299)	141,285,299	[d]	141,285,299
Total Investments (cost $1,814,864,172)	106.1%		2,495,606,013
Liabilities, Less Cash and Receivables	(6.1%)		(142,808,655)
Net Assets	100.0%		2,352,797,358

[a]

Security, or portion thereof, on loan. At January 31, 2017, the value of the fund’s securities on loan was $249,924,017 and the value of the collateral held by the fund was $253,324,273, consisting of cash collateral of $141,285,299 and U.S. Government & Agency securities valued at $112,038,974.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	12.2
Capital Goods	10.3
Health Care Equipment & Services	8.3
Short-Term/Money Market Investments	6.8
Technology Hardware & Equipment	6.3
Software & Services	6.2
Real Estate	6.2
Materials	5.7
Commercial & Professional Services	5.4
Retailing	4.8
Consumer Services	3.7
Energy	3.7
Semiconductors & Semiconductor Equipment	3.3
Consumer Durables & Apparel	3.3
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Insurance	3.0
Diversified Financials	2.7
Transportation	2.6
Utilities	2.5
Food, Beverage & Tobacco	1.7
Automobiles & Components	1.4
Telecommunication Services	1.1
Household & Personal Products	.6
Media	.6
Food & Staples Retailing	.5
106.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,323,391,603	-	-	2,323,391,603
Equity Securities—
Foreign Common
Stocks†	12,001,037	-	-	12,001,037
Registered Investment
Companies	159,118,927	-	-	159,118,927
U.S. Treasury	-	1,094,446	-	1,094,446
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(14,591)	-	-	(14,591)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Smallcap Stock Index Fund
January 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Russell 2000 Mini	256	17,401,600	March 2017	(14,591)
Gross Unrealized Depreciation				(14,591)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

NOTES

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2017, accumulated net unrealized appreciation on investments was $680,741,841, consisting of $770,499,643 gross unrealized appreciation and $89,757,802 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)